As filed with the Securities and Exchange Commission on November 25, 1998

                                              Securities Act File No. 33-27352
                                      Investment Company Act File No. 811-5780

-----------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                  --

                  Pre-Effective Amendment No.


                  Post-Effective Amendment No.     24              X
                                               -------            --


REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940                              X


                  Amendment No.   27



                              ENDEAVOR SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                       2101 East Coast Highway, Suite 300
                        Corona del Mar, California 92625
                      ------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Are Code: (800) 854-8393
       ------------------------------------------------------------------

                           Vincent J. McGuinness, Jr.
                            -------------------------
                                    President
                              Endeavor Series Trust
      2101 East Coast Highway, Suite 300, Corona del Mar, California 92625
      --------------------------------------------------------------------
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                                   Copies to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
              1025 Connecticut Avenue, N.W. Washington, D.C. 20036
             ------------------------------------------------------

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on ____________ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(1) on ____________ pursuant to paragraph (a)(1)

         75 days after filing pursuant to paragraph (a)(2) X on February 16, 1998 pursuant to paragraph (a)(2) of

Rule 485
         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
-----------------------------------------


The Registrant hereby declares its intention to register an indefinite number of shares of beneficial interest of its Endeavor Janus Growth Portfolio. The Registrant has previously filed a declaration of indefinite registration of shares of beneficial interest of its Endeavor Money Market Portfolio (formerly, TCW Money Market Portfolio), Endeavor Asset Allocation Portfolio (formerly, TCW Managed Asset Allocation Portfolio), T. Rowe Price International Stock Portfolio (formerly, Global Growth Portfolio), Endeavor Value Equity Portfolio (formerly, Value Equity Portfolio), Dreyfus Small Cap Value Portfolio (formerly, Quest for Value Small Cap Portfolio), Dreyfus U.S. Government Securities Portfolio (formerly, U.S. Government Securities Portfolio), T. Rowe Price Equity Income
Portfolio, T. Rowe Price Growth Stock Portfolio, Endeavor Opportunity Value Portfolio (formerly, Opportunity Value Portfolio), Endeavor Enhanced Index
Portfolio (formerly, Enhanced Index Portfolio) , Endeavor Select 50 Portfolio (formerly, Select 50 Portfolio) and Endeavor High Yield Portfolio pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, (the "1940 Act"). Registrant's Rule 24f-2 Notice, on behalf of its Endeavor Money Market Portfolio, Endeavor Asset Allocation Portfolio, T. Rowe Price International Stock Portfolio, Endeavor Value Equity Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, Endeavor Opportunity Value Portfolio and Endeavor Enhanced Index Portfolio for the fiscal year ended December 31, 1997 was filed on or about March 31, 1998. The Registrant did not sell shares of beneficial interest for its Endeavor Select 50 Portfolio or Endeavor High Yield Portfolio during the fiscal year ended December 31, 1997 pursuant to such declaration and, therefore, did not file a Rule 24f-2 Notice for the fiscal year ended December 31, 1997 pursuant to Rule 24f-2(b) of the 1940 Act.

                                             ENDEAVOR SERIES TRUST

                                             Cross Reference Sheet

                                            Pursuant to Rule 495(a)


Part A

Item          Registration Statement
 No.                Caption                                   Caption in Prospectus

 1.           Cover Page                                      Cover Page

 2.           Synopsis                                        Not Applicable

 3.           Condensed Financial
              Information                                     Financial Highlights

 4.           General Description
              of Registrant                                   Cover Page; The Fund;
                                                              Investment Objectives and
                                                              Policies

 5.           Management of the Fund                          The Fund; Management of
                                                              the Fund; Additional
                                                              Information

5A.           Management's Discussion
              of Fund Performance                             Not Applicable

 6.           Capital Stock and Other
              Securities                                      The Fund; Dividends,
                                                              Distributions and Taxes;
                                                              Organization and
                                                              Capitalization of the
                                                              Fund; Additional
                                                              Information

 7.           Purchase of Securities
              Being Offered                                   Sale and Redemption of
                                                              Shares

 8.           Redemption or Repurchase                        Sale and Redemption of
                                                              Shares

 9.           Pending Legal Proceedings                       Not Applicable

PART B


Item          Registration Statement                          Caption in Statement
 No.                 Caption                                  of Additional Information

                                                     -1-






10.           Cover Page                                      Cover Page

11.           Table of Contents                               Table of Contents

12.           General Information and
              History                                         Organization and
                                                              Capitalization of the Fund

13.           Investment Objectives and
              Policies                                        Investment Objectives and
                                                              Policies

14.           Management of the Fund                          Management of the Fund

15.           Control Persons and
              Principal Holders of
              Securities                                      Management of the Fund

16.           Investment Advisory and
              Other Services                                  Management of the Fund

17.           Brokerage Allocation and
              Other Practices                                 Portfolio Transactions


18.           Capital Stock and Other
              Securities                                      Organization and
                                                              Capitalization of the Fund

19.           Purchase, Redemption and
              Pricing of Securities
              Being Offered                                   Net Asset Value;
                                                              Redemption of Shares

20.           Tax Status                                      Taxes

21.           Underwriters                                    Management of the Fund

22.           Calculation of
              Performance Data                                Performance Information

23.           Financial Statements                            Financial Statements

PART C

                  The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment.

                              ENDEAVOR SERIES TRUST



         Part A: The Prospectus dated May 1, 1998 is incorporated by reference to Post-Effective Amendment No. 22 as filed with the Securities and Exchange Commission (the "SEC") on February 27, 1998 as Accession #0000908737-98-000222.

         The Prospectus dated May 15, 1998 is incorporated by reference to Post-Effective Amendment No. 23 as filed with the SEC on March 18, 1998 as Accession #0000908737-98-

         Part B: The Statement of Additional Information dated May 1, 1998, as amended May 15, 1998, is incorporated by reference to Post-Effective Amendment No. 23 as filed with the SEC on March 18, 1998 as Accession #0000908737-98-000295.

Prospectus



                            ENDEAVOR(sm) SERIES TRUST


         Endeavor Series Trust (the "Fund") is a diversified, open-end management investment company that offers a selection of managed investment portfolios, each with its own investment objective designed to meet different investment goals. There can be no assurance that these investment objectives will be achieved.

         This Prospectus describes the Endeavor Janus Growth Portfolio offered by the Fund (the "Portfolio").

         This Prospectus sets forth concisely the information about the Fund and the Portfolio that a prospective investor should know before investing. Please read the Prospectus and retain it for future reference. Additional information contained in a Statement of Additional Information dated May 1, 1998, as amended May 15, 1998 and February 16, 1999 has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling the Fund at the address or telephone number set forth on the back cover of this Prospectus. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Fund. The Statement of Additional Information is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus is February 16, 1999.

Endeavor(sm) is a registered service mark of Endeavor Management Co.

                                    THE FUND

         Endeavor Series Trust is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objective and policies. The Fund currently issues shares of thirteen portfolios, one of which is described in this Prospectus. The Trustees of the Fund may establish additional portfolios at any time.

         Shares of the Portfolio are issued and redeemed at their net asset value without a sales load and currently are offered only to various separate accounts of PFL Life Insurance Company and certain of its affiliates ("PFL") to fund various insurance contracts, including variable life insurance policies (whether scheduled premium, flexible premium or single premium policies) or variable annuity contracts. These insurance contracts are hereinafter referred to as the "Contracts." The rights of PFL as the record holder for a separate account of shares of the Portfolio are different from the rights of the owner of a Contract. The terms "shareholder" or "shareholders" in this Prospectus refer to PFL and not to any Contract owner.

         The structure of the Fund permits Contract owners, within the limitations described in the appropriate Contract, to allocate the amounts held by PFL under the Contracts for investment in the various portfolios of the Fund. See the prospectus and other material accompanying this Prospectus for a description of the Contracts, which portfolios of the Fund are available to Contract owners, and the relationship between increases or decreases in the net asset value of shares of the portfolios (and any dividends and distributions on such shares) and the benefits provided under the Contracts.

         It is conceivable that in the future it may be disadvantageous for scheduled premium variable life insurance separate accounts, flexible and single premium variable life insurance separate accounts, and variable annuity separate accounts to invest simultaneously in the Fund due to tax or other considerations. The Trustees of the Fund intend to monitor events for the existence of any irreconcilable material conflict between or among such accounts, and PFL will take whatever remedial action may be necessary.

Investment Objective

         The investment objective of the Portfolio is to seek growth of capital.

                              FINANCIAL HIGHLIGHTS

         The offering of shares of the Portfolio is expected to commence on or about the date of this Prospectus. Accordingly, no financial highlight data is available for shares of the Portfolio.

                        INVESTMENT OBJECTIVE AND POLICIES

         The following is a brief description of the investment objective and policies of the Portfolio. The investment objective and the policies of the Portfolio other than those listed under the caption "Investment Restrictions" in the Statement of Additional Information are not fundamental policies and may be changed by the Trustees of the Fund without the approval of shareholders. Certain portfolio investments and techniques discussed below are described in greater detail in the Statement of Additional Information. Due to the uncertainty inherent in all investments, there can be no assurance that the Portfolio will be able to achieve its investment objective.

         The investment objective of the Portfolio is to seek growth of capital.

         The Portfolio seeks to achieve its investment objective by investing substantially all of its assets in common stocks when the Adviser believes that the relevant market environment favors profitable investing in those securities. Common stock investments are selected in industries and companies that the Adviser believes are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The Adviser's analysis and selection process focuses on stocks issued by companies with earnings growth potential. In particular, the Portfolio intends to buy stocks with earnings growth potential that may not be recognized by the market. Securities are selected solely for their growth potential; investment income is not a consideration.

         Although the Portfolio's assets will be invested primarily in common stocks at most times, the Portfolio may increase its cash position when the Adviser is unable to locate investment opportunities with desirable risk/reward characteristics. In such case, the Portfolio may invest in U.S. government securities, high-grade commercial paper, corporate bonds and debentures, warrants, preferred stocks or certificates of deposit of commercial banks or other debt securities.

         The Portfolio may also invest up to 25% of its net assets in foreign securities (which may be purchased through American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), as well as directly) and up to 5% in high-yield bonds. See "Investment Strategies - Foreign Investment Risks; Risk Factors Relating to Investing in High Yield/High Risk Securities."

         The Portfolio may employ certain investment strategies which are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.

Investment Strategies

         In addition to making investments directly in securities, the Portfolio may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively "derivative instruments"). The Portfolio intends to use most derivative instruments primarily to hedge the value of its investments against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Portfolio may also use derivative instruments for non-hedging purposes such as seeking to increase the Portfolio's income or otherwise seeking to enhance return. The Portfolio may also engage in foreign currency exchange transactions to protect against changes in future exchange rates, enter into repurchase agreements, make forward commitments to purchase securities, lend its portfolio securities and borrow funds under certain limited circumstances. The investment strategies referred to above and the risks related to them are summarized below and certain of these strategies are described in more detail in the Statement of Additional Information.

         Futures, Options and Other Derivatives. Subject to certain limitations, the Portfolio may engage in hedging strategies involving instruments commonly called "derivatives." "Derivatives" used by the Portfolio include futures contracts and related options, forward currency contracts, and interest rate swaps, caps and floors. These instruments are commonly called derivatives because their price is derived from an underlying index, security or other measure of value.

         The Portfolio may engage in futures contracts and options. The Portfolio intends to use such derivatives primarily for bona fide hedging purposes, which seeks to help protect portfolio positions against market, interest rate or currency fluctuations, to equitize a cash position, for duration management, or to reduce the risk inherent in the management of the Portfolio. If used for other purposes as may be permitted under applicable rules pursuant to which the Portfolio would remain exempt from the definition of a "commodity pool operator" under the rules of the Commodity Futures Trading Commission, the aggregate initial margin and premiums required to establish any non-hedging positions will not exceed 5% of the fair market value of the Portfolio's net assets.

         Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indexes including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities.

         The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specific price on or before a specified date.

         Futures contracts and options on futures are standardized and traded on designated exchanges.

         Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of non-dollar denominated securities or to reduce the impact of currency appreciation on purchases of non-dollar denominated securities. The Portfolio may also enter into forward currency contracts with respect to ADRs. The Portfolio may also enter into forward contracts to purchase or sell securities or other financial indices.

         Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

         Interest rate futures contracts involve the purchase or sale of contracts for the future delivery of fixed-income securities at an established price. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

         Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase put and call options on securities, securities indexes and foreign currencies, subject to its investment restrictions.

         Call options give a buyer the right to purchase a portfolio security at a designated price until a certain date. The option must be "covered" - for example, the seller may own the securities required to fulfill the contract.

         Put options give the buyer the right to sell the security at a designated price until a certain date. Put options are "covered," for example, by segregating an amount of cash or securities equal to the exercise price.

         Stock index futures obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specified dollar amount times the difference between the value of a specified stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

         Options on stock index futures contracts, as contrasted with the direct investments in such a contract, give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option.

         Risk factors. There can be no assurance the use of derivatives will help the Portfolio achieve its investment objective. Derivatives involve special risks and transaction costs, and draw upon skills and experience which are different from those needed to choose the other securities or instruments in which the Portfolio invests. Special risks of these instruments include:

         Inaccurate Market Predictions. If interest rates, securities prices or currency markets do not move in the direction expected by the Adviser who uses derivatives based on those measures, these instruments may fail in their intended purpose and result in losses to the Portfolio.

         Imperfect Correlation. Derivatives' prices may be imperfectly correlated with the prices of the securities, interest rates or currencies being hedged. When this happens, the expected benefits may be diminished and the Portfolio may incur losses.

     Illiquidity. A liquid secondary market may not be available for a particular instrument at a particular time. The Portfolio may therefore be unable to control losses by closing out a derivative position.

         Tax Considerations. The Portfolio may have to delay closing out certain derivative positions to avoid adverse tax consequences.

         The  risk  of  loss  from   investing  in  derivative   instruments  is
potentially unlimited.

         Foreign Currency Transactions. The Portfolio may purchase foreign currency on a spot (or cash) basis, enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"), purchase and sell foreign currency futures contracts, and purchase exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. The Adviser to the Portfolio may engage in these transactions to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

         Hedging transactions involve costs and may result in losses. The Portfolio may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. The Portfolio will engage in over-the-counter transactions only when appropriate exchange traded transactions are unavailable and when, in the opinion of the Portfolio's Adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. The Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         Reverse Repurchase Agreements. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act") it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

         Borrowings. The Portfolio may borrow from banks for temporary or emergency purposes and enter into reverse repurchase agreements in an amount equal to up to 25% of the value of its total assets (computed at the time the loan is made). The purchase of securities while borrowings are outstanding will have the effect of leveraging the Portfolio. Such leveraging or borrowing increases the Portfolio's exposure to capital risk and borrowed funds are subject to interest costs which will reduce net income.

         Depositary Receipts. The Portfolio may invest in ADRs, EDRs and GDRs or other securities convertible into securities of corporations in which the Portfolio is permitted to invest. These securities may not necessarily be denominated in the same currency into which they may be converted. Depositary receipts are receipts typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Depositary receipts are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

         Repurchase Agreements. The Portfolio may enter into repurchase agreements with a bank, broker-dealer or other financial institution as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which the Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by the Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. The Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

         Forward Commitments. The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if it holds, and maintains until the settlement date in a segregated account, cash or liquid assets in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases are made through dealers, the Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price.

     Securities Loans. The Portfolio may seek to obtain additional income by making secured loans of its portfolio securities with a value up to 33 1/3% of its total assets. The

Portfolio does not presently intend to lend securities valued at more than 5% of its total assets. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or liquid assets at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

         Fixed-Income Securities - Downgrades. If any security invested in by the Portfolio loses its rating or has its rating reduced after the Portfolio has purchased it, unless required by law, the Portfolio is not required to sell or otherwise dispose of the security, but may consider doing so.

         Illiquid Securities. The Portfolio may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable, including non-negotiable time deposits, certain restricted securities not deemed by the Fund's Trustees to be liquid and repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Portfolio's Adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of the Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Portfolio which are eligible for resale pursuant to Rule 144A will be monitored by the Portfolio's Adviser on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, the Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in the Portfolio having more than 15% of its assets invested in illiquid or not readily marketable securities.

         Short Sales. The Portfolio may sell securities "short against the box." A short sale is the sale of a security that the Portfolio does not own. A short sale is "against the box" if at all times when the short position is open, the Portfolio owns an equal amount of the securities sold short or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

     Other Investment Companies. The Portfolio may invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. The Portfolio may not invest (i) more than 5% of its total assets in the securities of any one investment company or (ii) in more than 3% of the voting securities of any other investment company. The Portfolio will indirectly bear its proportionate share of any investment advisory fees and expenses paid by the funds in which it invests, in addition to the investment advisory fee and expenses paid by the Portfolio. However, if the Portfolio invests in a Janus money market fund, the Portfolio's Adviser will remit to the Portfolio the fees it receives from the Janus money market fund to the extent such fees are based on the Portfolio's assets.

         Special Situations. The Portfolio may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a management change, a technological breakthrough, or other extraordinary corporate event, or differences in market supply and demand for the security.

         Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Portfolio will depend on the Portfolio's size and the extent of the holdings of the special situation issuer relative to its total assets.

         Risk Factors Relating to Investing in High Yield/High Risk Securities. High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies such as Standard & Poor's Ratings Services and Moody's Investors Service, Inc. The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high yield/high risk securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

         Issuers of high yield/high risk securities are vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specified to the issuer. The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities.

         Foreign Investment Risks. Foreign investments involve certain risks that are not present in domestic securities. Because the Portfolio intends to purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Portfolio's assets and the Portfolio's income. In addition, although a portion of the Portfolio's investment income may be received or realized in such currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Portfolio's income has been earned and computed in U.S. dollars but before conversion and payment, the Portfolio could be required to liquidate portfolio securities to make such distributions.

         The values of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Portfolio will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the values of foreign fixed income investments will fluctuate in response to changes in U.S. and foreign interest rates.

         There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the Portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Portfolio. In less liquid and well developed stock markets, such as those in some Asian and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices.

         Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the United States. Consequently, the overall expense ratios of international funds are usually somewhat higher than those of typical domestic funds.

         Income received by the Portfolio from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Portfolio's Adviser will attempt to minimize such taxes by timing of transactions and other strategies, but there can be no assurance that such efforts will be successful. Any such taxes paid by the Portfolio will reduce its net income available for distribution to shareholders.

         Emerging Market Risks. Investments in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) volatile social, political and economic conditions;
(ii) the small size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain emerging market countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain emerging market countries may be slowed or reversed by unanticipated political or social events in such countries.

         Certain emerging market countries have histories of instability and upheaval (e.g., Latin America) and internal politics that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Any such actions (for example, nationalizing an industry or company) could have a severe and adverse effect on security prices and impair the Portfolio's ability to repatriate capital or income. The Portfolio's Adviser will not invest the Portfolio's assets in countries where it believes such events are likely to occur.

                             MANAGEMENT OF THE FUND

         The Trustees and officers of the Fund provide broad supervision over the business and affairs of the Portfolio and the Fund.

The Manager

     The Fund is managed by Endeavor Management Co. (the "Manager") which, subject to the supervision and direction of the Trustees of the Fund, has overall responsibility for the general management and administration of the Fund. Vincent J. McGuinness, a Trustee of the Fund, together with his family members and trusts for the benefit of his family members, own all of Endeavor Management Co.'s outstanding common stock. Mr. McGuinness is Chairman and Chief Executive Officer of Endeavor Management Co.

         The Manager is responsible for providing investment management and administrative services to the Fund and in the exercise of such responsibility selects an investment adviser for each of the Fund's portfolios (the "Adviser") and monitors the Adviser's investment program and results, reviews brokerage matters, oversees compliance by the Fund with various federal and state statutes, and carries out the directives of the Trustees. The Manager is responsible for providing the Fund with office space, office equipment, and personnel necessary to operate and administer the Fund's business, and also supervises the provision of services by third parties such as the Fund's custodian and transfer agent. Pursuant to an administration agreement, First Data Investor Services Group, Inc. ("Investor Services Group") assists the Manager in the performance of its administrative responsibilities to the Fund.

         As compensation for these services the Fund pays the Manager a monthly fee based on the annual rate of .80% of the Portfolio's average daily net assets. From the management fee, the Manager pays the expenses of providing investment advisory services to the Portfolio, including the fees of the Adviser of the Portfolio.

         The Manager is entitled to be reimbursed for the Portfolio's portion of the fees and expenses paid by the Manager to Investor Services Group with respect to the Portfolio. The Manager will pay Investor Services Group an annual fee equal to $40,000 plus 0.01% of the Portfolio's average daily net assets. This fee is accrued daily and paid monthly.

         In addition to the management fees and allocable administrative fees, the Fund pays all expenses not assumed by the Manager, including, without limitation, expenses for legal, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Trustees who are not interested persons of the Fund, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general Fund expenses are allocated among and charged to the assets of the portfolios of the Fund on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each portfolio or the nature of the services performed and relative applicability to each portfolio.

         The Manager has voluntarily undertaken, for a period of at least one year, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions and extraordinary charges) exceed, as a percentage of the Portfolio's average daily net assets, 0.87%. The Manager has voluntarily undertaken, for a period of at least one year, to waive a portion of the investment advisory fees payable by the Portfolio such that total investment advisory fees payable by the Portfolio will equal .775% of the average daily net assets of the Portfolio.

         Year 2000. Like other mutual funds, the Fund and the service providers for the Fund and each of its portfolios rely heavily on the reasonably consistent operation of their computer systems. Many software programs and certain computer hardware in use today, cannot properly process information after December 31, 1999 because of the method by which dates are encoded and calculated in such programs and hardware. This problem, commonly referred to as the "Year 2000 Issue," could, among other things, negatively impact the processing of trades, the distribution of securities, the pricing of securities and other investment-related and settlement activities. The Fund is currently obtaining information with respect to the actions that have been taken and the actions that are planned to be taken by each of its service providers to prepare their computer systems for the Year 2000. While the Fund expects that each of the Fund's service providers will have adapted their computer systems to address the Year 2000 Issue, there can be no assurance that this will be the case or that the steps taken by the Fund will be sufficient to avoid any adverse impact to the Fund and each of its portfolios.

         In addition, to the extent the operations of issuers of securities held by the Portfolio are impaired by date-related problems or prices of securities decline as a result of real or perceived date-related problems of issuers held by the Portfolio or generally, the net asset value of the Portfolio will decline.

The Adviser

         Pursuant to an investment advisory agreement with the Manager, the Adviser to the Portfolio furnishes continuously an investment program for the Portfolio, makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by the Adviser and may perform certain limited related administrative functions in connection therewith. For its services, the Manager pays the Adviser a fee based on a percentage of the average daily net assets of the Portfolio. The Adviser may place portfolio securities transactions with broker-dealers who furnish it with certain services of value in advising the Portfolio and other clients. In so doing, the Adviser may cause the Portfolio to pay greater brokerage commissions than it might otherwise pay. In seeking the most favorable price and execution available, the Adviser may, if permitted by law, consider sales of the Contracts as a factor in the selection of broker-dealers. The Adviser may utilize certain brokers affiliated with it in connection with the execution of transactions for the Portfolio. See the Statement of Additional Information for a further discussion of Portfolio trading.

     Janus Capital Corporation ("Janus") serves as the Adviser to the Portfolio. Thomas H. Bailey is the President of Janus Capital Corporation. Kansas City Southern Industries, Inc. owns 83% of the Adviser. The Adviser provides investment management and related services to other mutual funds, and individual, corporate, charitable and retirement accounts. As of October 30, 1998, Janus and its advisory affiliates had approximately $88 billion in assets under management.

         For its services, the Adviser receives monthly compensation from the Manager at the annual rate of 0.50% of the average daily net assets of the Portfolio. Janus has voluntarily undertaken to waive a portion of the sub-advisory fee payable with respect to the Portfolio such that the sub-advisory fee payable will equal 0.40% of average daily net assets.

     Scott W. Schoelzel is the portfolio manager for the Portfolio and has been the portfolio manager for the WRL Growth Portfolio since January 2, 1996. Mr. Schoelzel also serves as portfolio manager of other mutual funds, including Janus Twenty Fund. Mr. Schoelzel is a Vice President of the Adviser, where he has been employed since 1994. From 1991 to 1993, Mr. Schoelzel was a portfolio manager with Founders Asset Management, Denver, Colorado.

Brokerage Enhancement Plan

     The Board of Trustees of the Fund, including all of the Trustees who are not "interested persons" (as defined in the 1940

Act) of the Fund, the Manager or Endeavor Group (the "Distributor") (hereinafter referred to as "Independent Trustees"), have voted to adopt a Brokerage Enhancement Plan (the "Plan") for the purpose of utilizing the Fund's brokerage commissions, to the extent available, to promote the sale and distribution of the Fund's shares. Neither the Fund nor any series of the Fund, including the Portfolio, will incur any new fees or charges. As part of the Plan, the Fund and the Distributor have entered into a Distribution Agreement. Under the Distribution Agreement, the Distributor is the principal underwriter of the Fund, with responsibility for promoting sales of the shares of each series.

         The Distributor, however, will not receive any additional compensation from the Fund for performing this function. Instead, under the Plan, the Manager is authorized to direct that the adviser of each series effect brokerage transactions in portfolio securities through certain broker-dealers, consistent with each adviser's obligations to achieve best price and execution. It is anticipated that these broker-dealers will agree that a percentage of the commission will be directed to the Distributor. The Distributor will not make any profit from the operation of the Plan. The Distributor will use a part of these directed commissions to defray legal and administrative costs associated with implementation of the Plan. These expenses are expected to be minimal. The remainder of the commissions received by the Distributor will be used to finance activities principally intended to result in the sale of shares of the series. It is anticipated that these activities will include: holding or participating in seminars and sales meetings designed to promote the sale of Fund shares; paying marketing fees requested by broker-dealers who sell Contracts; training sales personnel; compensating broker-dealers and/or their registered representatives in connection with the allocation of cash values and premiums of the Contracts to the Fund; printing and mailing Fund prospectuses, statements of additional information, and shareholder reports for existing and prospective Contract holders; and creating and mailing advertising and sales literature.

         Both the Plan and the Distribution Agreement provide (A) that they will be subject to annual approval by the Trustees and the Independent Trustees; (B) that any person authorized to make payments under the Plan or Distribution Agreement must provide the Trustees a quarterly written report of payments made and the purpose of the payments; (C) that the Plan may be terminated at any time by the vote of a majority of the Independent Trustees; (D) that the Distribution Agreement may be terminated without penalty at any time by a vote of a majority of the Independent Trustees or, as to a series, by vote of a majority of the outstanding securities of a series on not more than 60 days' written notice; and
(E) that the Distribution Agreement
terminates if it is assigned. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the Independent Trustees. In addition, the selection and nomination of the Independent Trustees must be committed to the Independent Trustees.

         PFL, as the initial shareholder of the Portfolio, has approved the Plan and the shareholders of the Fund's other series have approved the Plan.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         The Portfolio intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to shareholders.

         It is the intention of the Portfolio to distribute substantially all its net investment income. Although the Trustees of the Fund may decide to declare dividends at other intervals, dividends from investment income of the Portfolio are expected to be declared annually and will be distributed to the various separate accounts of PFL and not to Contract owners in the form of additional full and fractional shares of the Portfolio and not in cash. The result is that the investment performance of the Portfolio, including the effect of dividends, is reflected in the cash value of the Contracts. See the prospectus for the Contracts accompanying this Prospectus.

         All net realized long- or short-term capital gains of the Portfolio, if any, will be declared and distributed at least annually either during or after the close of the Portfolio's fiscal year and will be reinvested in additional full and fractional shares of the Portfolio. In certain foreign countries, interest and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these withholding taxes. The Fund intends to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate.

         For a discussion of the impact on Contract owners of income taxes PFL may owe as a result of (i) its ownership of shares of the Portfolio, (ii) its receipt of dividends and distributions thereon, and (iii) its gains from the purchase and sale thereof, reference should be made to the prospectus for the Contracts accompanying this Prospectus.

                          SALE AND REDEMPTION OF SHARES

         The Fund continuously offers shares of the Portfolio only to separate accounts of PFL, but may at any time offer shares to a separate account of any other insurer approved by the Trustees.

         AFSG Securities Corporation ("AFSG Securities"), an affiliate of PFL, is the principal underwriter and distributor of the Contracts. AFSG Securities places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, loan repayments, and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Such orders are effected, without sales charge, at the net asset value per share for the Portfolio determined as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., New York City time), on that same date.

         Endeavor Group, an affiliate of the Manager, whose office is located at 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625, serves as the Distributor for the Fund.

         The net asset value of the shares of the Portfolio for the purpose of pricing orders for the purchase and redemption of shares is determined as of the close of the New York Stock Exchange, Monday through Friday, exclusive of national business holidays. Net asset value per share is computed by dividing the value of all assets of the Portfolio (including accrued interest and dividends), less all liabilities of the Portfolio (including accrued expenses and dividends payable), by the number of outstanding shares of the Portfolio. The assets of the Portfolio are valued on the basis of their market values or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Fund's Board of Trustees, including the employment of an independent pricing service, as described in the Statement of Additional Information.

         Shares of the Portfolio may be redeemed on any day on which the Fund is open for business.

                             PERFORMANCE INFORMATION

         From time to time, the Fund may advertise the "average annual or cumulative total return" of the Portfolio and may compare the performance of the Portfolio with that of other mutual funds with similar investment objectives as listed in rankings prepared by Lipper Analytical Services, Inc., or similar independent services monitoring mutual fund performance, and with appropriate securities or other relevant indices. The "average annual total return" of the Portfolio refers to the average annual compounded rate of return over the stated period that would equate an initial investment in the Portfolio at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges other than charges and deductions which are, or may be, imposed under the Contracts. Figures will be given for the recent one, five and ten year periods and for the life of the Portfolio if it has not been in existence for any such periods. When considering "average annual total return" figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in the Portfolio for a specified period (again reflecting changes in Portfolio share prices and assuming reinvestment of Portfolio distributions). The methods used to calculate "average annual and cumulative total return" are described further in the Statement of Additional Information.

         The performance of the Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, the Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.

Prior Performance of Predecessor Fund

         Janus is the investment adviser of the Growth Portfolio, a series of WRL Series Fund, Inc. To date, shares of the Growth Portfolio have only been sold to the separate accounts of PFL and its affiliates to fund benefits under certain variable life insurance policies and variable annuity contracts including the Endeavor variable annuity contracts. Effective ______________, 1999, pursuant to an order received from the SEC, a pro-rata portion of the assets underlying the shares of the Growth Portfolio then held by the WRL Growth subaccounts of the Endeavor separate accounts of PFL and its affiliate, AUSA Life Insurance Company, Inc. ("AUSA"), will be transferred to the Portfolio resulting in the Endeavor separate accounts of PFL and AUSA holding shares of the Portfolio instead of shares of the Growth Portfolio.

         The WRL Growth subaccounts of the PFL and AUSA separate accounts commenced operations on July 1, 1992 and January 1, 1995, respectively. However, the Growth Portfolio commenced operations on October 2, 1986. As of December 31, 1998 and as of the date of this Prospectus, the Portfolio had not commenced operations. The Growth Portfolio and the Portfolio have substantially identical investment objectives, policies and strategies. Since the Growth Portfolio is, in effect, the

Portfolio's predecessor, set forth below is certain performance information regarding the Growth Portfolio which has been obtained from Janus. Investors should not rely on the following financial information as an indication of the future performance of the Portfolio.

               Average Annual Total Return of Predecessor Fund (1)


                                                 For the                                          For the
                         For the                 Five Years              For the Ten              Period from
                         Year Ended              Ended                   Years Ended              Inception to
                         December                December                December                 December 31,
                         31, 1998                31, 1998                31, 1998                 1998
                         ----------              ----------              -----------              ----

Growth
Portfolio
------------------


(1) Reflects waiver of all or a portion of the advisory fees and reimbursements of other expenses. Without such waivers and reimbursements, the average annual total return during the periods would have been lower.

                                             ------------------------

         The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholder accounts. The above tables do not reflect charges and deductions which are, or may be, imposed under the Contracts. For a description of such charges and deductions, see the prospectus accompanying this Prospectus which describes the Contracts.


                   ORGANIZATION AND CAPITALIZATION OF THE FUND

         The Fund was established in November 1988 as a business trust under Massachusetts law. The Fund has authorized an unlimited number of shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series. Shares of the Fund are presently divided into thirteen series of shares, one for each of the Fund's thirteen portfolios, including the Portfolio offered by this Prospectus. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and in liquidation are entitled to receive the net assets of their respective portfolios, but not the net assets of the other portfolios.

         Fund shares are entitled to vote at any meeting of shareholders. The Fund does not generally hold annual meetings of shareholders and will do so only when required by law. Matters submitted to a shareholder vote must be approved by each portfolio of the Fund separately except (i) when required by the 1940 Act, shares will be voted together as a single class and (ii) when the Trustees have determined that the matter does not affect all portfolios, then only shareholders of the affected portfolio will be entitled to vote on the matter.

         Owners of the Contracts have certain voting interests in respect of shares of the Portfolio. See "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for a description of the rights granted Contract owners to instruct voting of shares.

                             ADDITIONAL INFORMATION

Transfer Agent and Custodian

         All cash and securities of the Fund are held by Boston Safe Deposit and Trust Company as custodian. Investor Services Group, located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as transfer agent for the Fund.

Independent Auditors

         Ernst  &  Young  LLP,   located  at  200  Clarendon   Street,   Boston,
Massachusetts 02116, serves as the Fund's independent auditors.



         Statements contained in this Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

                                TABLE OF CONTENTS

                                                               Page


The Fund                                                                  ENDEAVOR SERIES TRUST
Financial Highlights
Investment Objective and Policies                                       2101 East Coast Highway,
   Investment Strategies                                                        Suite 300
Management of the Fund                                              Corona del Mar, California  92625
   The Manager                                                               (800) 854-8393
   The Adviser
   Brokerage Enhancement Plan                                                    Manager
Dividends, Distributions and Taxes
Sale and Redemption of Shares                                            Endeavor Management Co.
Performance Information                                                  2101 East Coast Highway
   Prior Performance of Predecessor Fund                                        Suite 300
Organization and Capitalization                                     Corona del Mar, California 92625
   of the Fund
Additional Information                                                     Investment Adviser
   Transfer Agent and Custodian
   Independent Auditors                                                 Janus Capital Corporation
                                                                           100 Fillmore Street
                            --------------                               Denver, Colorado  80206

   No person has been authorized to give any                                    Custodian
information or to make any representation not
contained in this Prospectus and, if given or                         Boston Safe Deposit and Trust
made, such information or representation must                                    Company
not be relied upon as having been authorized.                               One Boston Place
This Prospectus does not constitute an                                Boston, Massachusetts  02108
offering of any securities other than the
registered securities to which it relates or
an offer to any person in any state or
jurisdiction of the United States or any
country where such offer would be unlawful.

                       STATEMENT OF ADDITIONAL INFORMATION

                             ENDEAVORSM SERIES TRUST


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 1998, for the Endeavor Money Market Portfolio (formerly, TCW Money Market Portfolio), the Endeavor Asset Allocation Portfolio (formerly, TCW Managed Asset Allocation Portfolio), the T. Rowe Price International Stock Portfolio, the Endeavor Value Equity Portfolio (formerly, Value Equity Portfolio), the Dreyfus Small Cap Value
Portfolio (formerly, Value Small Cap Portfolio), the Dreyfus U.S. Government Securities Portfolio (formerly, U.S. Government Securities Portfolio), the T. Rowe Price Equity Income Portfolio, the T. Rowe Price Growth Stock Portfolio, the Endeavor Opportunity Value Portfolio (formerly, Opportunity Value Portfolio), the Endeavor Enhanced Index Portfolio (formerly, Enhanced Index Portfolio) and the Endeavor Select 50 Portfolio (formerly, Select 50 Portfolio) , the Prospectus dated May 15, 1998 for the Endeavor High Yield Portfolio, and the Prospectus dated February 16, 1999 for the Endeavor Janus Growth Portfolio of Endeavor Series Trust (the "Fund") (collectively the "Prospectuses"), which may be obtained by writing the Fund at 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625 or by telephoning (800) 854-8393. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectuses.


         EndeavorSM is a registered service mark of Endeavor Management Co.

                                TABLE OF CONTENTS

                                                                  Page

Investment Objectives and Policies................                3
         Options and Futures Strategies...............            3
         Foreign Currency Transactions................            9
         Repurchase Agreements........................            14
         Forward Commitments..........................            14
         Securities Loans.............................            14
         Interest Rate Transactions...................            15
         Dollar Roll Transactions.....................            16
         Portfolio Turnover...........................            17
Investment Restrictions...........................                18
         Other Policies...............................            21
Performance Information...........................                23
         Total Return.................................            23
         Yield........................................            26
         Non-Standardized Performance.................            27
Portfolio Transactions............................                28
Management of the Fund............................                31
         Trustees and Officers........................            31
         The Manager..................................            37
         The Advisers.................................            39
Redemption of Shares..............................                44
Net Asset Value...................................                44
Taxes.............................................                47
         Federal Income Taxes.........................            47
Organization and Capitalization of the Fund.......                49
Legal Matters.....................................                51
Custodian.........................................                51
Financial Statements..............................                51
Appendix..........................................                A-1
                                              ----------------------



         No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectuses and, if given or made, such information or representation must not be relied upon as having been authorized. This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.

         The date of this Statement of Additional Information is May 1, 1998, as amended May 15, 1998 and February 16, 1999.

                       INVESTMENT OBJECTIVES AND POLICIES


     The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Prospectuses of the Fund. The Fund is managed by Endeavor Management Co. The Manager has selected Morgan Stanley Asset Management Inc. as investment adviser for the Endeavor Money Market Portfolio and the Endeavor Asset Allocation Portfolio, Rowe Price-Fleming International, Inc. as investment adviser for the T. Rowe Price International Stock Portfolio, OpCap Advisors as investment adviser for the Endeavor Value Equity Portfolio and Endeavor Opportunity Value Portfolio, The Dreyfus Corporation as investment adviser for the Dreyfus U.S. Government Securities Portfolio and the Dreyfus Small Cap Value Portfolio, T. Rowe Price Associates, Inc. as investment adviser for the T. Rowe Price Equity Income Portfolio and the
T. Rowe Price Growth Stock Portfolio, J.P. Morgan Investment Management Inc. as investment adviser for the Endeavor Enhanced Index Portfolio, Montgomery Asset Management, LLC as investment adviser for the Endeavor Select 50 Portfolio , Massachusetts Financial Services Company as investment adviser for the Endeavor High Yield Portfolio and Janus Capital Corporation as investment adviser for the Endeavor Janus Growth Portfolio.


Options and Futures Strategies  (All Portfolios except Endeavor
Money Market Portfolio)

         A Portfolio may seek to increase the current return on its investments by writing covered call or covered put options. In addition, a Portfolio may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its Adviser plans to purchase through the writing and purchase of options including options on stock indices and the purchase and sale of futures contracts and related options. A Portfolio may utilize options or futures contracts and related options for other than hedging purposes to the extent that the aggregate initial margins and premiums do not exceed 5% of the Portfolio's net asset value. The Advisers to the Dreyfus Small Cap Value Portfolio and the Endeavor Asset Allocation Portfolio do not presently intend to utilize options or futures contracts and related options but may do so in the future. The Adviser to the Endeavor Opportunity Value Portfolio does not currently intend to write covered put and call options or engage in transactions in futures contracts and related options, but may do so in the future. The Adviser to the Endeavor Select 50 Portfolio does not currently intend to write covered put and call options, but may do so in the future. Expenses and losses incurred as a result of such hedging strategies will reduce a Portfolio's current return.

         The ability of a Portfolio to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices and U.S. government securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to utilize these instruments effectively for the purposes stated below.

         Writing Covered Options on Securities. A Portfolio may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as its Adviser determines is appropriate in seeking to attain the Portfolio's investment objective. Call options written by a Portfolio give the holder the right to buy the underlying security from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price.

         A Portfolio may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Portfolio owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Portfolio owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Portfolio will maintain in a segregated account at the Fund's custodian bank liquid assets with a value equal to or greater than the Portfolio's obligation under the option. A Portfolio may also write combinations of covered puts and covered calls on the same underlying security.

         A Portfolio will receive a premium from writing an option, which increases the Portfolio's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Portfolio will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

         A Portfolio may terminate an option which it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

         Purchasing Put and Call Options on Securities. A Portfolio may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Portfolio, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Portfolio might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         A Portfolio may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Portfolio, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Portfolio might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.


         Except for the Endeavor Janus Growth Portfolio, no Portfolio intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the Portfolio at the time of such transaction would exceed 5% of its total assets. There are no specific limitations on the Endeavor Janus Growth Portfolio's purchasing options on securities.


         Purchase and Sale of Options and Futures on Stock Indices. A Portfolio may purchase and sell options on stock indices and stock index futures contracts either as a hedge against movements in the equity markets or for other investment purposes.

         Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. Currently options traded include the Standard & Poor's 500 Composite Stock Price Index, the NYSE Composite Index, the AMEX Market Value Index, the National Over-The-Counter Index, the Nikkei 225 Stock Average Index, the Financial Times Stock Exchange 100 Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Pharmaceutical Index.

         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         If a Portfolio's Adviser expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy for the Portfolio. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Portfolio's index option or futures contract resulting from the increase in the index. If, on the other hand, the Portfolio's Adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities held by the Portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Portfolio's position in such put option or futures contract.

         Purchase and Sale of Interest Rate Futures. A Portfolio may purchase and sell interest rate futures contracts on fixed income securities or indices of such securities, including municipal indices and any other indices of fixed income securities that may become available for trading either for the purpose of hedging its portfolio securities against the adverse effects of anticipated movements in interest rates or for other investment purposes.

         A Portfolio may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by a Portfolio will fall, thus reducing the net asset value of the Portfolio. This interest rate risk can be reduced without employing futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. However, this strategy entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the Portfolio's average yield as a result of the shortening of maturities.

         The sale of interest rate futures contracts provides a means of hedging against rising interest rates. As rates increase, the value of a Portfolio's short position in the futures contracts will also tend to increase thus offsetting all or a portion of the depreciation in the market value of the Portfolio's investments that are being hedged. While the Portfolio will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

         A  Portfolio   may  purchase   interest   rate  futures   contracts  in
anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, it is expected that an equivalent amount of futures contracts will be closed out.

         A Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and the underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are traded in London at the London International Financial Futures Exchange, in Paris, at the MATIF, and in Tokyo at the Tokyo Stock Exchange.

         Options on Futures Contracts. A Portfolio may purchase and write call and put options on stock index and interest rate futures contracts. A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing or selling the underlying futures. For example, a Portfolio may purchase put options or write call options on stock index futures or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Portfolio intends to purchase.

         In connection with transactions in stock index options, stock index futures, interest rate futures and related options on such futures, a Portfolio will be required to deposit as "initial margin" an amount of cash and short-term U.S. government securities. The current initial margin requirement per contract is approximately 2% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. Brokers may establish deposit requirements higher than exchange minimums.

         Limitations. A Portfolio will not purchase or sell futures contracts or options on futures contracts or stock indices for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts or stock indices would exceed 5% of the net assets of the Portfolio unless the transaction meets certain "bona fide hedging" criteria.

         Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a Portfolio's ability to terminate options and futures positions at times when its Adviser deems it desirable to do so. Although a Portfolio will not enter into an option or futures position unless its Adviser believes that a liquid market exists for such option or future, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The Advisers generally expect that options and futures transactions for the Portfolios will be conducted on recognized exchanges. In certain instances, however, a Portfolio may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid. A Portfolio's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of a Portfolio's Adviser to forecast correctly interest rate movements and general stock market price movements. This risk increases as the composition of the securities held by the Portfolio diverges from the composition of the relevant option or futures contract.


Foreign Currency Transactions (Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price International Stock, Endeavor Opportunity Value, Endeavor Enhanced Index, Endeavor Select 50 , Endeavor High Yield and Endeavor Janus Growth Portfolios)

         Foreign Currency Exchange Transactions. A Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Adviser to a Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging").


         A Portfolio may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date on which the Portfolio contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. For that purpose, a Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in or exposed to that foreign currency.


         If conditions warrant, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

         For transaction hedging purposes, a Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option.


         A Portfolio may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated , quoted or exposed (or an increase in the value of currency for securities which the Portfolio intends to buy, when it holds cash reserves and short-term investments). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, a Portfolio may also purchase or sell foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

         Hedging transactions involve costs and may result in losses. A Portfolio may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio's Adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. A Portfolio would enter into foreign currency futures contracts solely for hedging or other appropriate investment purposes as defined in CFTC regulations.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although a Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin.

         Foreign  Currency  Options.   Options  on  foreign  currencies  operate
similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when a Portfolio's Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

         Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.

Repurchase Agreements (All Portfolios)


         Each of the Portfolios may enter into repurchase agreements with a bank, broker-dealer, or other financial institution but no Portfolio may invest more than 15% (10% with respect to each of the Endeavor Money Market and Dreyfus U.S. Government Securities Portfolios) of its net assets in repurchase agreements having maturities of greater than seven days. A Portfolio may enter into repurchase agreements, provided the Fund's custodian or sub-custodian always has possession of securities serving as collateral whose market value at least equals the amount of the repurchase obligation. To minimize the risk of loss a Portfolio will enter into repurchase agreements only with financial institutions which are considered by its Adviser to be creditworthy under guidelines adopted by the Trustees of the Fund. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the securities serving as collateral could cause a Portfolio some loss, as well as legal expense, if the value of the securities declines prior to liquidation.


Forward Commitments (All Portfolios)

         Each of the Portfolios may enter into forward commitments to purchase securities. An amount of cash or other liquid assets equal to the Portfolio's commitment will be deposited in a segregated account at the Fund's custodian bank to secure the Portfolio's obligation. Although a Portfolio will generally enter into forward commitments to purchase securities with the intention of actually acquiring the securities for its portfolio (or for delivery pursuant to options contracts it has entered into), the Portfolio may dispose of a security prior to settlement if its Adviser deems it advisable to do so. The Portfolio may realize short-term gains or losses in connection with such sales.

Securities Loans (All Portfolios)

         Each of the Portfolios may pay reasonable finders', administrative and custodial fees in connection with loans of its portfolio securities. Although voting rights or the right to consent accompanying loaned securities pass to the borrower, a Portfolio retains the right to call the loan at any time on reasonable notice, and will do so in order that the securities may be voted by the Portfolio with respect to matters materially affecting the investment. A Portfolio may also call a loan in order to sell the securities involved. Loans of portfolio securities will only be made to borrowers considered by a Portfolio's Adviser to be creditworthy under guidelines adopted by the Trustees of the Fund.


Interest Rate Transactions (Dreyfus U.S. Government Securities , Endeavor High Yield and Endeavor Janus Growth Portfolios)

         Among the strategic transactions into which the Dreyfus U.S. Government Securities , Endeavor High Yield and Endeavor Janus Growth Portfolios may enter are interest rate swaps and the purchase or sale of related caps and floors. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. A Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

         A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps and floors are entered into for good faith hedging purposes, the Advisers to the Portfolios and the Fund believe such obligations do not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's Ratings Services ("Standard & Poor's") or Moody's Investors Service Inc. ("Moody's") or has an equivalent rating from a nationally recognized statistical rating organization ("NRSRO") or is determined to be of equivalent credit quality by the Adviser. For a description of the NRSROs and their ratings, see the Appendix. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

         With respect to swaps, a Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Portfolio's net obligations, if any.

Dollar Roll Transactions (Dreyfus U.S. Government Securities and Endeavor High Yield Portfolios)

         The Dreyfus U.S. Government Securities and Endeavor High Yield Portfolios may enter into "dollar roll" transactions, which consist of the sale by the Portfolio to a bank or broker-dealer (the "counterparty") of Government National Mortgage Association certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a Portfolio agrees to buy a security on a future date.

         A Portfolio will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. government securities or other liquid assets in an amount sufficient to meet its purchase obligations under the transactions. The Dreyfus U.S. Government Securities Portfolio will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

         Dollar rolls are treated for purposes of the 1940 Act as borrowings of a Portfolio because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Portfolio. For example, while a Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a Portfolio, thereby effectively charging the Portfolio interest on its borrowing. Further, although a Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

         The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a Portfolio is able to purchase them. Similarly, the Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a Portfolio, the security that the Portfolio is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a Portfolio's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Portfolio Turnover


         While it is impossible to predict portfolio turnover rates, the Advisers to the Portfolios other than the Dreyfus U.S. Government Securities Portfolio, Dreyfus Small Cap Value Portfolio, Endeavor Select 50 Portfolio , Endeavor Money Market Portfolio and Endeavor Janus Growth Portfolio anticipate that portfolio turnover will generally not exceed 100% per year. The Advisers to the Endeavor Select 50 Portfolio and Endeavor Janus Growth Portfolio anticipate that portfolio turnover will generally not exceed 150% per year. The Adviser to the Dreyfus U.S. Government Securities Portfolio anticipates that portfolio turnover may exceed 200% per year, exclusive of dollar roll transactions. The Adviser to the Dreyfus Small Cap Value Portfolio anticipates that the Portfolio's portfolio turnover rate will generally not exceed 175%. With respect to the Endeavor Money Market Portfolio, although the Portfolio intends normally to hold its investments to maturity, the short maturities of these investments are expected by the Portfolio's Adviser to result in a relatively high rate of portfolio turnover. Higher portfolio turnover rates usually generate additional brokerage commissions and expenses.


                             INVESTMENT RESTRICTIONS


         Except for  restriction  numbers 2, 3, 4, 11 and 12 with respect to the
T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Endeavor Opportunity Value, Endeavor Enhanced Index, Endeavor Select 50 , Endeavor High Yield and Endeavor Janus Growth Portfolios and restriction number 11 with respect to the
T. Rowe Price International Stock, Endeavor Asset Allocation and Dreyfus Small Cap Value Portfolios (which restrictions are not fundamental policies), the following investment restrictions (numbers 1 through 12) are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the Portfolio, and apply to each of the Portfolios except as otherwise indicated. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

         A Portfolio may not:


  1. Borrow money or issue senior securities (as defined in the 1940 Act), provided that a Portfolio may borrow amounts not exceeding 5% of the value of its total assets (not including the amount borrowed) for temporary purposes; except that the Dreyfus U.S. Government Securities Portfolio may borrow from banks or through reverse repurchase agreements or dollar roll transactions in an amount equal to up to 33 1/3% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes and to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure those borrowings; except that the T. Rowe Price Equity Income Portfolio, the T. Rowe Price Growth Stock Portfolio and T. Rowe Price International Stock Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with each Portfolio's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of each Portfolios's total assets (including the amount borrowed) less liabilities (other than borrowings) and may pledge up to 33 1/3% of the value of its total assets to secure those borrowings; except that the Endeavor Opportunity Value Portfolio and the Endeavor Enhanced Index Portfolio may borrow money from banks or through reverse repurchase agreements for temporary or emergency purposes in amounts up to 10% of each Portfolio's total assets; except that the Endeavor Select 50 Portfolio may borrow money from banks for temporary or emergency purposes or pursuant to reverse repurchase agreements in an amount up to 33 1/3% of the value of its total assets, provided that immediately after such borrowings there is asset coverage of at least 300% of all borrowings; except that the Endeavor High Yield Portfolio may borrow money from banks for temporary or emergency purposes or pursuant to reverse repurchase agreements in an amount up to 33 1/3% of the value of its total assets, provided that immediately after such borrowings there is asset coverage of at least 300% of all borrowings and the Endeavor High Yield Portfolio may engage in dollar rolls transactions; and except that the Endeavor Janus Growth Portfolio may borrow money from banks for temporary or emergency purposes or pursuant to reverse repurchase agreements in an amount up to 25% of the value of its total assets.

  2. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings permitted by restriction 1 above. Collateral arrangements with respect to margin for futures contracts and options are not deemed to be pledges or other encumbrances for purposes of this restriction.

  3. Purchase securities on margin, except a Portfolio may obtain such short-term credits as may be necessary for the clearance of securities transactions and may make margin deposits in connection with transactions in options, futures contracts and options on such contracts.

  4. Make short sales of securities or maintain a short position for the account of the Portfolio, unless at all times when a short position is open the Portfolio owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible or exchangeable for securities of the same issue as, and in equal amounts to, the securities sold short.

  5. Underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

  6. Purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate; provided, however, that the Endeavor High Yield Portfolio may hold and sell real estate acquired as a result of the ownership of securities.

  7. Purchase or sell commodities or commodity contracts, except that all Portfolios other than the Endeavor Money Market Portfolio may purchase or sell financial futures contracts and related options. For purposes of this restriction, currency contracts or hybrid investments shall not be considered commodities.

  8. Make loans,  except by purchase of debt  obligations in which the Portfolio
may  invest  consistently  with  its  investment  policies,   by  entering  into
repurchase agreements or through the lending of its portfolio securities.

  9. Invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer or acquire more than 10% of the outstanding voting securities of any issuer, provided that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities or to repurchase agreements secured by such obligations and that up to 25% of the Portfolio's total assets (taken at current value) may be invested without regard to this limitation.

  10. Invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities, and repurchase agreements secured by such obligations, and in the case of the Endeavor Money Market Portfolio obligations of domestic branches of United States banks.

  11. Invest more than 15% (10% with respect to the Endeavor Money Market Portfolio and Dreyfus U.S. Government Securities Portfolio) of its net assets (taken at current value at the time of each purchase) in illiquid securities including repurchase agreements maturing in more than seven days.

  12. Purchase securities of any issuer for the purpose of exercising control or management.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and partially or completely as a result of such investment.

Other Policies

         The Endeavor Money Market Portfolio may not invest in the securities of any one issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer, provided that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities or to repurchase agreements secured by such obligations and that with respect to 25% of the Portfolio's total assets more than 5% may be invested in securities of any one issuer for three business days after the purchase thereof if the securities have been assigned the highest quality rating by NRSROs, or if not rated, have been determined to be of comparable quality. These limitations apply to time deposits, including certificates of deposit, bankers' acceptances, letters of credit and similar instruments; they do not apply to demand deposit accounts. For a description of the NRSROs' ratings, see the Appendix.

         In addition, the Endeavor Money Market Portfolio may not purchase any security that matures more than thirteen months (397 days) from the date of purchase or which has an implied maturity of more than thirteen months (397 days) except as provided in (1) below. For the purposes of satisfying this requirement, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made, except that:

  1. An instrument that is issued or guaranteed by the U.S. government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 25 months (762 days) may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

  2. A variable rate instrument, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months (397 days) or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

  3. A variable rate instrument that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

  4. A floating rate instrument that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

  5. A repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

  6. A portfolio lending agreement may be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities.

         Each of the Endeavor Value Equity and Dreyfus Small Cap Value Portfolios may not invest more than 5% of the value of its total assets in warrants not listed on either the New York or American Stock Exchange. Each of the Endeavor Opportunity Value and Endeavor Enhanced Index Portfolios will not invest in warrants if, as a result thereof, more than 2% of the value of the total assets of the Portfolio would be invested in warrants which are not listed on the New York Stock Exchange, the American Stock Exchange, or a recognized foreign exchange, or more than 5% of the value of the total assets of the Portfolio would be invested in warrants whether or not so listed. However, the acquisition of warrants attached to other securities is not subject to this restriction. Each of the T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price International Stock and Endeavor Select 50 Portfolios will not invest in warrants if, as a result thereof, the Portfolio will have more than 5% of the value of its total assets invested in warrants;

provided that this restriction does not apply to warrants acquired as a result of the purchase of another security.

                             PERFORMANCE INFORMATION


         Total return and yield will be computed as described below.



Total Return


         Each Portfolio's "average annual total return" figures described and shown in the Prospectuses are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:


                                  P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1000
 T = average annual total return
 n = number of years
 ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 years (or other) periods at the end of the 1, 5, or 10 years (or other) periods (or fractional portion thereof)


     The table below shows the average annual total return for the Endeavor Asset Allocation, T. Rowe Price International Stock, Endeavor Value Equity, Dreyfus Small Cap Value, Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Endeavor Opportunity Value and Endeavor Enhanced Index Portfolios for the specific periods.

         With respect to the T. Rowe Price International Stock Portfolio which commenced operation April 8, 1991, effective January 1, 1995, the Portfolio's Adviser was changed to Rowe Price-Fleming International, Inc. ("Price-Fleming"). Prior to March 24, 1995, the Portfolio was known as the Global Growth Portfolio. Subsequent to such time, the Portfolio's investment objective was changed from investments in small capitalization companies on a global basis to investments in a broad range of established companies on an international basis (i.e., non-U.S. companies). Average annual total return information for the period from January 1, 1995 to December 31, 1998 is available upon written request to the Fund.





                                    For the One                For the Five              For Period From
                                    Year Period                Year Period               Inception to
                                    Ended December             Ended December            December 31, 1998
                                    31, 1998                   31, 1998

Endeavor Asset
  Allocation(1)......                    %                         %                          %/      %
T. Rowe Price
   International
  Stock                                 %                          %                          %



(1)...........
Endeavor Value
                                        %                 N/A
Equity(2)..........                                                                          %/      %*
Dreyfus Small
  Cap                                                     N/A
Value(3).......                         %                                           %/      %*
T. Rowe Price
  Equity                                %                 N/A                       %

Income(4)...
T. Rowe Price Growth
                                                          N/A
Stock(4)............                    %
                                                                                     %
Dreyfus U.S.
  Government
                                                           N/A
Securities(5)......                     %                                            %/     %*
Endeavor Opportunity
                                                           N/A
Value(6)...........                     %                                                   %*
Endeavor Enhanced
  Index                                 %                 N/A                        %/     %*
   (7)..........




                                                       -22-






Endeavor Select
   50(8).............               N/A                                                        %/     %*
                                                               N/A
Endeavor High
   Yield (9).........               N/A                        N/A                             %/     %*

------------------------

* The figure shows what the Portfolio's performance would have been in the absence of fee waivers and/or reimbursement of other expenses, if any.

(1)

The Portfolio commenced operations on April 8, 1991.

   (2)            The Portfolio commenced operations on May 27, 1993.

   (3)            The Portfolio commenced operations on May 4, 1993.

   (4)            The Portfolio commenced operations on January 3, 1995.

   (5)            The Portfolio commenced operations on May 13, 1994.

   (6)            The Portfolio commenced operations on November 18,
                  1996.

   (7)            The Portfolio commenced operations on May 2, 1997.

(8)      The Portfolio commenced operations on February 3, 1998.

(9) The Portfolio commenced operations on June 1, 1998.



         The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. The above table does not reflect charges and deductions which are, or may be, imposed under the Contracts.


         The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.

Yield

         From time to time, the Fund may quote the Endeavor Money Market Portfolio's, the Dreyfus U.S. Government Securities Portfolio's and the Endeavor High Yield Portfolio's yield and effective yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

         The annualized current yield for the Endeavor Money Market Portfolio is computed by: (a) determining the net change in the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Endeavor Money Market Portfolio may calculate a compound effective annualized yield by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

         The Dreyfus U.S. Government Securities Portfolio's and the Endeavor High Yield Portfolio's 30-day yield will be calculated according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                              YIELD = 2[(a-b+1)6-1]
                                       cd

Where:            a =      dividends and interest earned during the period

                  b =      expenses accrued for the period (net of
                           reimbursement)

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends

                  d = the net asset value per share on the last day of the period

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

     Yield information is useful in reviewing a Portfolio's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Portfolios' investment portfolios, portfolio maturity, operating expenses and market conditions.

         It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's investments, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.

Non-Standardized Performance

         In addition to the performance information described above, the Fund may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

                             PORTFOLIO TRANSACTIONS

         Subject to the supervision and control of the Manager and the Trustees of the Fund, each Portfolio's Adviser is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Brokerage commissions are paid on transactions in equity securities traded on a securities exchange and on options, futures contracts and options thereon. Fixed income securities and certain equity securities in which the Portfolios invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter generally referred to as the underwriter's concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. Each Portfolio's Adviser is responsible for effecting its portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolio and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at a favorable price. In selecting broker-dealers and negotiating commissions, an Adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers that provide the Portfolios or their Advisers with brokerage and research services within the meaning of Section 28(e) of the Securities Exchange Act of 1934. Each Portfolio's Adviser is of the opinion that, because this material must be analyzed and reviewed, its receipt and use does not tend to reduce expenses but may benefit the Portfolio by supplementing the Adviser's research. In seeking the most favorable price and execution available, an Adviser may, if permitted by law, consider sales of the Contracts as described in the Prospectuses a factor in the selection of broker-dealers.


         An Adviser may effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through which a Portfolio effects its securities transactions may be used by the Portfolio's Adviser in servicing all of its accounts; not all such services may be used in connection with the Portfolio. In the opinion of each Adviser, it is not possible to measure separately the benefits from research services to each of its accounts, including a Portfolio. Whenever concurrent decisions are made to purchase or sell securities by a Portfolio and another account, the Portfolio's Adviser will attempt to allocate equitably portfolio transactions among the Portfolio and other accounts. In making such allocations between the Portfolio and other accounts, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Portfolio and the other accounts. In some cases this procedure could have an adverse effect on a Portfolio. In the opinion of each Adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the accounts.

         The Adviser to the T. Rowe Price International Stock, T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios may execute portfolio transactions through certain affiliates of Robert Fleming Holdings Limited and Jardine Fleming Group Limited, persons indirectly related to the Adviser, acting as agent in accordance with procedures established by the Fund's Board of Trustees, but will not purchase any securities from or sell any securities to any such affiliate acting as principal for its own account.

         The Advisers to the Endeavor Enhanced Index , Endeavor Select 50 and Endeavor Janus Growth Portfolios may execute portfolio transactions through certain of their affiliated brokers, acting as agent in accordance with the procedures established by the Fund's Board of Trustees, but will not purchase any securities from or sell any securities to such affiliate acting as principal for its own account.



         For the year ended December 31, 1996, the Dreyfus U.S. Government Securities Portfolio did not pay any brokerage commissions, while the Endeavor Money Market Portfolio and the Endeavor Asset Allocation Portfolio paid $2,724 and $93,009 in brokerage commissions, respectively. For the year ended December 31, 1996, the T. Rowe Price International Stock Portfolio, the Endeavor Value Equity Portfolio and the Dreyfus Small Cap Value Portfolio paid $136,536, $90,589 and $398,554, respectively, in brokerage commissions of which $4,462 (3.27%) and $2,908 (2.13%) with respect to the T. Rowe Price International Stock Portfolio was paid to Robert Fleming Holdings Limited and Jardine Fleming Group Limited, and Ord Minnett, respectively. For the year ended December 31, 1996, the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio paid $55,261 and $69,409, respectively, in brokerage commissions of which $3,037 (4.38%) with respect to the T. Rowe Price Growth Stock Portfolio was paid to Robert Flemings Holdings Limited. For the fiscal period ended December 31, 1996, the Endeavor Opportunity Value Portfolio paid $291 in brokerage commissions.

         For the year ended December 31, 1997, the Endeavor Money Market Portfolio and the Dreyfus U.S. Government Securities Portfolio did not pay any brokerage commissions, while the Endeavor Asset Allocation Portfolio paid $214,145 in brokerage commissions. For the year ended December 31, 1997, the T. Rowe Price International Stock Portfolio, the Endeavor Value Equity Portfolio and the Dreyfus Small Cap Value Portfolio paid $205,850, $75,870 and $525,982, respectively, in brokerage commissions of which $14,665 (7.13%) and $608 (.30%) with respect to the T. Rowe Price International Stock Portfolio was paid to Robert Fleming Holdings Limited and Jardine Fleming Group Limited, and Ord Minnett, respectively. For the year ended December 31, 1997, the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio paid $117,830 and $87,464, respectively, in brokerage commissions of which $74 (.06%) with respect to the T. Rowe Price Equity Income Portfolio was paid to Robert Flemings Holdings Limited and $2,663 (3.04%) with respect to the T. Rowe Price Growth Stock Portfolio was paid to Robert Flemings Holdings Limited. For the fiscal year ended December 31, 1997, the Endeavor Opportunity Value Portfolio paid $23,636 in brokerage commissions and for the fiscal period ended December 31, 1997, the Endeavor Enhanced Index Portfolio paid $9,494 in brokerage commissions.

         For the year ended December 31, 1998, the Endeavor Money Market Portfolio, the Dreyfus U.S. Government Securities Portfolio and the Endeavor High Yield Portfolio did not pay any brokerage commissions while the Endeavor Asset Allocation Portfolio paid $______ in brokerage commissions of which $_______ (___%) was paid to ___________________. For the year ended December 31,
1998, the T. Rowe Price International Stock Portfolio, the Endeavor Value Equity Portfolio and the Dreyfus Small Cap Value Portfolio paid $________, $_______ and $_______, respectively, in brokerage commissions of which $______ (___%) and $________ (___%) with respect to the T. Rowe Price International Stock Portfolio was paid to Robert Flemings Holdings Limited and Jardine Fleming Group Limited, and Ord Minnett, respectively. For the year ended December 31, 1998, the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio paid $_______ and $_______, respectively, in brokerage commissions of which $______ (___%) with respect to the T. Rowe Price Equity Income Portfolio was paid to Robert Flemings Holdings Limited and $_______ (___%) with respect to the T. Rowe price Growth Stock Portfolio was paid to Robert Flemings Holdings Limited. For the year ended December 31, 1998, the Endeavor Opportunity Value Portfolio and the Endeavor Enhanced Index Portfolio paid $_______ and $________, respectively, in brokerage commissions. For the fiscal year ended December 31, 1998, the Endeavor Select 50 Portfolio paid $________ in brokerage commissions of which $______ (___%) was paid to Montgomery Securities, Inc.

         For a discussion regarding the use of the Fund's brokerage commissions to promote the distribution of the Fund's shares, see the section of the Prospectuses titled "Management of the Fund -Brokerage Enhancement Plan."


                             MANAGEMENT OF THE FUND

Trustees and Officers

  The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625.

                                                                                    Principal
                                                      Position(s)                   Occupation(s)
                                                      Held with                     During Past
Name, Age and Address                                 Registrant                    5 Years


*+Vincent J. McGuinness, Jr.                          President,                    From July, 1997 to
(34)                                                  Chief                         November, 1997,
                                                      Financial                     Executive Vice
                                                      Officer                       President -
                                                      (Treasurer),                  Administration of
                                                      Trustee                       Registrant; from

                                                                                    September,
                                                                                    1996
                                                                                    to
                                                                                    June,
                                                                                    1997,
                                                                                    Chief
                                                                                    Financial
                                                                                    Officer
                                                                                    (Treasurer)
                                                                                    of
                                                                                    Registrant;
                                                                                    from
                                                                                    February,
                                                                                    1997
                                                                                    to
                                                                                    December,
                                                                                    1997,
                                                                                    Executive
                                                                                    Vice-
                                                                                    President,
                                                                                    Chief
                                                                                    of
                                                                                    Operations
                                                                                    ,
                                                                                    since
                                                                                    March,
                                                                                    1997,
                                                                                    Director,
                                                                                    since
                                                                                    December,
                                                                                    1997,
                                                                                    Chief
                                                                                    Operating
                                                                                    Officer,
                                                                                    and
                                                                                    since
                                                                                    June,
                                                                                    1998,
                                                                                    Chief
                                                                                    Financial
                                                                                    Officer
                                                                                    of
                                                                                    Endeavor
                                                                                    Group;
                                                                                    from
                                                                                    September,
                                                                                    1996
                                                                                    to
                                                                                    June,
                                                                                    1997,
                                                                                    and
                                                                                    since
                                                                                    June,
                                                                                    1998,
                                                                                    Chief
                                                                                    Financial
                                                                                    Officer,
                                                                                    since
                                                                                    May,
                                                                                    1996,
                                                                                    Director
                                                                                    and
                                                                                    from
                                                                                    June,
                                                                                    1997
                                                                                    to
                                                                                    October,
                                                                                    1998,
                                                                                    Executive
                                                                                    Vice
                                                                                    President
                                                                                    Administration,
                                                                                    and
                                                                                    since
                                                                                    October,
                                                                                    1998,
                                                                                    President
                                                                                    of
                                                                                    Endeavor
                                                                                    Management
                                                                                    Co.;
                                                                                    since
                                                                                    August,
                                                                                    1996,
                                                                                    Chief
                                                                                    Financial
                                                                                    Officer
                                                                                    of
                                                                                    VJM
                                                                                    Corporation;
                                                                                    from
                                                                                    May,
                                                                                    1996
                                                                                    to
                                                                                    January,
                                                                                    1997,
                                                                                    Executive
                                                                                    Vice
                                                                                    President
                                                                                    and
                                                                                    Director
                                                                                    of
                                                                                    Sales,
                                                                                    Western
                                                                                    Division
                                                                                    of
                                                                                    Endeavor



                                                       -29-




                                                                                    Principal
                                                      Position(s)                   Occupation(s)
                                                      Held with                     During Past

Name, Age and Address                                 Registrant                    5 Years
---------------------                                 -----------                   -------
                                                                                    Group; since May, 1996,
                                                                                    Chief Financial Officer
                                                                                    of McGuinness &
                                                                                    Associates; from July,
                                                                                    1993 to August, 1995,
                                                                                    Rocky Mountain Regional
                                                                                    Marketing Director for
                                                                                    Endeavor Group.




*Vincent J. McGuinness (64)                           Trustee                       Chairman, Chief
                                                                                    Executive Officer and
                                                                                    Director of McGuinness
                                                                                    & Associates, Endeavor
                                                                                    Group, VJM Corporation
                                                                                    (oil and gas), until
                                                                                    July, 1996, McGuinness
                                                                                    Group (insurance
                                                                                    marketing) and
                                                                                    since
                                                                                    September, 1988,
                                                                                    Endeavor Management
                                                                                    Co.; President of VJM
                                                                                    Corporation and until
                                                                                    October, 1998, Endeavor
                                                                                    Management Co. and,
                                                                                    since February, 1996,
                                                                                    McGuinness &
                                                                                    Associates.


Timothy A. Devine (63)                                Trustee                       Prior to September,
1424 Dolphin Terrace                                                                1993, President and
Corona del Mar, California                                                          Chief Executive
92625                                                                               Officer, Devine
                                                                                    Properties, Inc.  Since
                                                                                    September, 1993, Vice
                                                                                    President, Plant
                                                                                    Control, Inc.
                                                                                    (landscape contracting
                                                                                    and maintenance).


                                                       -30-




                                                                                    Principal
                                                      Position(s)                   Occupation(s)
                                                      Held with                     During Past
Name, Age and Address                                 Registrant                    5 Years
                                                      Trustee                       President, Thomas J.

Thomas J. Hawekotte (63)                                                            Hawekotte, P.C. (law
 6007                                                                               practice).
North Sheridan Road
Chicago, Illinois
60660


Steven L. Klosterman (47)                             Trustee                       Since July, 1995,
5973 Avenida Encinas                                                                President of Klosterman
Suite 300                                                                           Capital Corporation
Carlsbad, California 92008                                                          (investment adviser);
                                                                                    Investment Counselor,
                                                                                    Robert J. Metcalf &
                                                                                    Associates, Inc.
                                                                                    (investment adviser)
                                                                                    from August, 1990 to
                                                                                    June, 1995.


*Halbert D. Lindquist (52)                            Trustee                       President, Lindquist
1650 E. Fort Lowell Road                                                             Stephenson
Suite 203                                                                           & White, Inc.
Tucson, Arizona 85719-2324

                                                                                    (investment
                                                                                    adviser)
                                                                                    and
                                                                                    since
                                                                                    December,
                                                                                    1987
                                                                                    Tucson
                                                                                    Asset
                                                                                    Management,
                                                                                    Inc.
                                                                                    (commodity
                                                                                    trading
                                                                                    adviser),
                                                                                    and
                                                                                    since
                                                                                    November,
                                                                                    1987,
                                                                                    Presidio
                                                                                    Government
                                                                                    Securities,
                                                                                    Incorporated
                                                                                    (broker-dealer)
                                                                                    ,
                                                                                    and since





                                                                                     January,

                                                                                    1998,
                                                                                    Chief
                                                                                    Investment
                                                                                    Officer
                                                                                    of
                                                                                    Blackstone
                                                                                    Alternative
                                                                                    Asset
                                                                                    Management.




                                                       -31-




                                                                                    Principal
                                                      Position(s)                   Occupation(s)
                                                      Held with                     During Past
Name, Age and Address                                 Registrant                    5 Years
Keith H. Wood (62)
39 Main Street                                        Trustee                       Since 1972, Chairman
Chatham, New Jersey 07928                                                           and Chief Executive


                                                                                    Officer
                                                                                    of
                                                                                    Jamison,
                                                                                    Eaton
                                                                                    &
                                                                                    Wood
                                                                                    (investment
                                                                                    adviser)
                                                                                    and
                                                                                    from
                                                                                    1978
                                                                                    to
                                                                                    December,
                                                                                    1997,
                                                                                    President
                                                                                    of
                                                                                    Ivory
                                                                                    &
                                                                                    Sime
                                                                                    International,
                                                                                    Inc.
                                                                                    (investment
                                                                                    adviser).
Peter F. Muratore (66)                                Trustee                       From June, 1989 to
Too                                                                                 March, 1998, President
Far
Posthouse Road
                                                                                     of OCC Distributors
                                                                                    (broker-dealer), a
Morristown, New Jersey 07960                                                        subsidiary of
                                                                                    Oppenheimer Capital.



                                                       -32-




                                                                                    Principal
                                                      Position(s)                   Occupation(s)
                                                      Held with                     During Past

Name, Age and Address                                 Registrant                    5 Years
P. Michael                                                       Since
Pond (45)
                                                                                    November 1, 1998,
                                                                                    Executive Vice-
                                                      Executive                     President -
                                                      Vice-President                Administration and
                                                      -                             Compliance of Endeavor
                                                      Administration                Group and Endeavor
                                                      and Compliance                Management Co. and

                                                                                    Chief
                                                                                    Investment
                                                                                    Officer
                                                                                    of
                                                                                    Endeavor
                                                                                    Management
                                                                                    Co.;
                                                                                    from
                                                                                    ___________,
                                                                                    1991
                                                                                    to
                                                                                    ___________,
                                                                                    1996,
                                                                                    Chairman
                                                                                    and
                                                                                    President
                                                                                    of
                                                                                    The
                                                                                    Preferred
                                                                                    Group
                                                                                    of
                                                                                    Mutual
                                                                                    Funds;
                                                                                    from
                                                                                    ___________,
                                                                                    1989
                                                                                    to
                                                                                    ___________,
                                                                                    1996,
                                                                                    President
                                                                                    of
                                                                                    Caterpillar
                                                                                    Securities
                                                                                    Inc.
                                                                                    and
                                                                                    Caterpillar
                                                                                    Investment
                                                                                    Manager
                                                                                    Ltd.




                                                       -33-




                                                                                    Principal
                                                      Position(s)                   Occupation(s)
                                                      Held with                     During Past
Name, Age and Address                                 Registrant                    5 Years


Pamela A. Shelton     (49)                            Secretary                     Since October, 1993,
                                                                                    Executive Secretary to
                                                                                    Chairman of the Board
                                                                                    and Chief Executive
                                                                                    Officer of, and since
                                                                                    April, 1996, Secretary
                                                                                    of McGuinness &
                                                                                    Associates, Endeavor
                                                                                    Group, VJM Corporation,
                                                                                    McGuinness Group (until
                                                                                    July, 1996) and
                                                                                    Endeavor Management
                                                                                    Co.; from July, 1992 to
                                                                                    October, 1993,
                                                                                    Administrative
                                                                                    Secretary, Mayor and
                                                                                    City Council, City of
                                                                                    Laguna Niguel,
                                                                                    California.



* An "interested person" of the Fund as defined in the 1940 Act.
*+ Vincent J. McGuinness, Jr. is the son of Vincent J.
McGuinness.


         No remuneration will be paid by the Fund to any Trustee or officer of the Fund who is affiliated with the Manager or the Advisers. Each Trustee who is not an affiliated person of the Manager or the Advisers will be reimbursed for out-of-pocket expenses and currently receives an annual fee of $10,000 and $500 for attendance at each Trustees' Board or committee meeting. Set forth below for each of the Trustees of the Fund is the aggregate compensation paid to such Trustees for the fiscal year ended December 31, 1998.


                               COMPENSATION TABLE

                                                                                Total
                                                                                Compensation
                                                                                From Fund
                                              Aggregate                         and Fund
Name of                                       Compensation                      Complex
Person                                        From Fund                         Paid to Trustees


Vincent J. McGuinness                         $   -                             $   -
Timothy A. Devine
Thomas J. Hawekotte
Steven L. Klosterman
Halbert D. Lindquist
R. Daniel Olmstead *
Keith H. Wood
 Peter F. Muratore

Vincent J. McGuinness, Jr.    -                                                     -

---------------

*  Former Trustee - retired as of December 31, 1998.



         The Agreement and Declaration of Trust of the Fund provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         As of the date of this Statement of Additional Information, the officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

The Manager


         Prior to January 1, 1999, Endeavor Investment Advisers ("EIA") managed the Fund. Effective January 1, 1999, the Management Agreement between the Fund and EIA was transferred to the Manager. The Management Agreement between the Fund and the Manager with respect to the Endeavor Money Market, Endeavor Asset Allocation and T. Rowe Price International Stock Portfolios was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" as defined in the 1940 Act of the Manager ["Independent Trustees"]) on July 20, 1992, and by the shareholders of the Fund on November 23, 1992. With respect to the Endeavor Value Equity and Dreyfus Small Cap Value Portfolios, the Management Agreement was approved by the Trustees of the Fund (including all of the

Independent Trustees) on April 19, 1993 and by PFL Life Insurance Company, the sole shareholder of the Endeavor Value Equity and Dreyfus Small Cap Value Portfolios, on April 19, 1993. With respect to the Dreyfus U.S. Government Securities Portfolio, the Management Agreement was approved by the Trustees of the Fund (including all of the Independent Trustees) on January 24, 1994 and by PFL Life Insurance Company, the sole shareholder of the Dreyfus U.S. Government Securities Portfolio, on March 7, 1994. With respect to the T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios, the Management Agreement was approved by the Trustees of the Fund (including all of the Independent Trustees) on October 24, 1994 and by PFL Life Insurance Company, the sole shareholder of the T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios, on November 1, 1994. With respect to the Endeavor Opportunity Value and Endeavor Enhanced Index Portfolios, the Management Agreement was approved by the Trustees of the Fund (including all of the Independent Trustees) on August 13, 1996 and by PFL Life Insurance Company, the sole shareholder of the Endeavor Opportunity Value and Endeavor Enhanced Index Portfolios, on August 26, 1996. With respect to the Endeavor Select 50 Portfolio, the Management Agreement, as amended, was approved by the Trustees of the Fund (including all of the Independent Trustees) at meetings held on August 4, 1997 and January 12, 1998 and by PFL Life Insurance Company, the sole shareholder of the Endeavor Select 50 Portfolio, on January 18, 1998. With respect to the Endeavor High Yield Portfolio, the Management Agreement, as amended, was approved by the Trustees of the Fund
(including all of the Independent Trustees) on May 11, 1998 and by PFL Life Insurance Company, the sole shareholder of the Endeavor High Yield Portfolio, on May 11, 1998. With respect to the Endeavor Janus Growth Portfolio, the Management Agreement, as amended, was approved by the Trustees of the Fund (including all of the Independent Trustees) on November 17, 1998 and by PFL Life Insurance Company, the sole shareholder of the Endeavor Janus Growth Portfolio, on _________, 1999. See "Organization and Capitalization of the Fund."

         The Management Agreement will continue in force for two years from its date, November 23, 1992 with respect to the Endeavor Money Market, Endeavor Asset Allocation and T. Rowe Price International Stock Portfolios, April 19, 1993 with respect to the Endeavor Value Equity and Dreyfus Small Cap Value Portfolios, March 25, 1994 with respect to the Dreyfus U.S. Government Securities Portfolio, December 28, 1994 with respect to the T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios, August 26, 1996 with respect to the Endeavor Opportunity Value and Endeavor Enhanced Index Portfolios, January 30, 1998 with respect to the Endeavor Select 50 Portfolio, May 15, 1998 with respect to the Endeavor High Yield Portfolio,

February 1, 1999 with respect to the Endeavor Janus Growth Portfolio, and from year to year thereafter, but only so long as its continuation as to each Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Independent Trustees, by votes cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it shall terminate automatically if assigned, and that it may be terminated as to any Portfolio without penalty by the Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days' prior written notice to the Manager, or by the Manager upon 90 days' prior written notice to the Fund, or upon such shorter notice as may be mutually agreed upon. In the event the Manager ceases to be the Manager of the Fund, the right of the Fund to use the identifying name of "Endeavor" may be withdrawn.


The Advisers


         Effective May 1, 1998, Morgan Stanley Asset Management Inc. became the Adviser of the Endeavor Money Market Portfolio and Endeavor Asset Allocation Portfolio. The Investment Advisory Agreements between the Manager and Morgan
Stanley  Asset  Management  Inc.  were  approved  by the  Trustees  of the  Fund
(including all the Independent Trustees) on February 23, 1998, and by the shareholders of the Fund on April 21, 1998. The Investment Advisory Agreements between the Manager and OpCap Advisors were last approved by the Trustees of the Fund (including all of the Independent Trustees) on April 8, 1997 with respect to the Endeavor Value Equity Portfolio and the Endeavor Opportunity Value Portfolio and by the shareholders of each Portfolio on June 18, 1997.

     The Investment Advisory Agreement between the Manager and The Boston Company Asset Management, Inc. was approved by the Trustees of the Fund (including all of the Independent Trustees) on January 24, 1994 and by PFL Life Insurance Company as sole shareholder of the Dreyfus U.S. Government Securities Portfolio on March 7, 1994. The Investment Advisory Agreement was transferred to The Dreyfus Corporation effective May 1, 1996. The Investment Advisory Agreements between the Manager and T. Rowe Price Associates, Inc. were approved by the Trustees of the Fund (including all of the Independent Trustees) on October 24, 1994 and by PFL Life Insurance Company as sole shareholder of the T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios on November 1, 1994. The Investment Advisory Agreement between the Manager and J.P. Morgan Investment Management Inc. was approved by the Trustees of the Fund (including all of the Independent Trustees) on August 13, 1996 and by PFL Life Insurance Company as sole shareholder of the Endeavor Enhanced Index Portfolio on August 26, 1996. The Investment Advisory Agreement between the Manager and Montgomery Asset Management, LLC was approved by the Trustees of the Fund (including all of the Independent Trustees) on August 4, 1997 and by PFL Life Insurance Company as sole shareholder of the Endeavor Select 50 Portfolio on January 18, 1998. Effective January 1, 1995, Price-Fleming became the Adviser of the T. Rowe Price International Stock Portfolio. The Investment Advisory Agreement with Price-Fleming for the T. Rowe Price International Stock Portfolio was approved by the Trustees of the Fund (including all of the Independent Trustees) on December 19, 1994 and by shareholders of the Portfolio on March 24, 1995. Effective September 16, 1996, The Dreyfus Corporation became the Adviser of the Dreyfus Small Cap Value Portfolio. The Investment Advisory Agreement with The Dreyfus Corporation was approved by the Trustees of the Fund (including all of the Independent Trustees) on August 13, 1996 and by the shareholders of the Portfolio on October 29, 1996. The Investment Advisory Agreement between the Manager and Massachusetts Financial Services Company was approved by the Trustees of the Fund (including all of the Independent Trustees) on May 11, 1998 and by PFL Life Insurance Company as sole shareholder of the Endeavor High Yield Portfolio on May 11, 1998. The Investment Advisory Agreement between the Manager and Janus Capital Corporation was approved by the Trustees of the Fund (including a majority of the Independent Trustees) on November 17, 1998 and by PFL Life Insurance Company as sole shareholder of the Endeavor Janus Growth Portfolio on ____________, 1999. See "Organization and Capitalization of the Fund."

         Each agreement will continue in force for two years from its date, April 30, 1998 with respect to the Endeavor Money Market and Endeavor Asset Allocation Portfolios, April 19, 1993 with respect to the Endeavor Value Equity Portfolio, March 25, 1994 with respect to the Dreyfus U.S. Government Securities Portfolio, December 28, 1994 with respect to the T. Rowe Price Equity Income and
T. Rowe Price Growth Stock Portfolios, January 1, 1995 with respect to the T. Rowe Price International Stock Portfolio, September 16, 1996 with respect to the Dreyfus Small Cap Value Portfolio, November 4, 1996 with respect to the Endeavor Opportunity Value Portfolio, April 30, 1997 with respect to the Endeavor Enhanced Index Portfolio, January 30, 1998 with respect to the Endeavor Select 50 Portfolio , May 15, 1998 with respect to the Endeavor High Yield Portfolio, and February __, 1999 with respect to the Endeavor Janus Growth Portfolio, and from year to year thereafter, but only so long as its continuation as to a Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Independent Trustees by votes cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement provides that it shall terminate automatically if assigned or if the Management Agreement with respect to the related Portfolio terminates, and that it may be terminated as to a Portfolio without penalty by the Manager, by the Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 60 days' prior written notice to the Adviser or by the Adviser on not less than 150 days' (90 days' with respect to the Endeavor Money Market, Endeavor Asset Allocation, Endeavor Enhanced Index, Endeavor Select 50 , Endeavor High Yield and Endeavor Janus Growth Portfolios) prior written notice to the Manager, or upon such shorter notice as may be mutually agreed upon.

         The following table shows the fees paid by each of the Portfolios and any fee waivers or reimbursements during the fiscal years ended December 31, 1996, December 31, 1997 and December 31, 1998.

                                                           1998


                                        Investment
                                        Management                Investment                     Other
                                        Fee                       Management                     Expenses
                                        Paid                      Fee Waived                     Reimbursed

Endeavor Money Market

  Portfolio.........                    $                         $---                           $  ---

Endeavor Asset
  Allocation
  Portfolio.........                                               ---                              ---

T. Rowe Price
  International
  Stock Portfolio...                                               ---                              ---

Endeavor Value
   Equity Portfolio.                                               ---                              ---

Dreyfus Small
  Cap Value
  Portfolio.........                                               ---                              ---

Dreyfus U.S.
  Government
  Securities
  Portfolio.........                                               ---                              ---

T. Rowe Price
  Equity Income
  Portfolio.........                                               ---                              ---

T. Rowe Price Growth
  Stock Portfolio...                                               ---                              ---

Endeavor Opportunity
  Value Portfolio...                                               ---                              ---

Endeavor Enhanced Index
  Portfolio.........                                               ---                              ---

Endeavor Select 50 Portfolio*........

Endeavor High Yield
  Portfolio**.......






                                                          1997



                                        Investment
                                        Management                Investment                     Other
                                        Fee                       Management                     Expenses
                                        Paid                      Fee Waived                     Reimbursed

Endeavor Money Market
  Portfolio.........                    $  258,744                $---                           $  ---


Endeavor Asset
  Allocation

  Portfolio.........                     2,057,590                ---                            ---


T. Rowe Price
  International

  Stock Portfolio...                     1,404,553                ---                            ---


Endeavor Value
   Equity Portfolio.                     1,367,432                ---                            ---

Dreyfus Small
  Cap Value

  Portfolio.........                       920,244                ---                            ---


Dreyfus U.S.
  Government
  Securities

  Portfolio.........                       227,037                ---                            ---

T. Rowe Price
  Equity Income
  Portfolio.........                       1,073,258              ---                            ---


T. Rowe Price Growth

  Stock Portfolio....                    710,554                  ---                            ---


Endeavor Opportunity

  Value Portfolio....                     97,611                  ---                            ---

Endeavor Enhanced
  Index
Portfolio***.                             50,159                  17,349                         ---




                                                         1996
                                        Investment              Investment
                                        Management              Management             Other
                                        Fee                     Fee                    Expenses
                                        Paid                    Waived                 Reimbursed

Endeavor Money Market

  Portfolio..........                   $   165,212            $ --                     --
Endeavor Asset

  Allocation

  Portfolio..........                     1,639,338             --                       --
T. Rowe Price


                                                       -41-




  International

  Stock Portfolio....                     1,015,179              --                     --
Endeavor Value Equity
  Portfolio..........                       768,579              --                     --
Dreyfus Small

  Cap Value

  Portfolio..........                        535,895             --                     --
Dreyfus U.S.

  Government
  Securities

  Portfolio..........                        122,058             --                     --
T. Rowe Price

  Equity Income

  Portfolio..........                        369,356             --                     --
T. Rowe Price

  Growth Stock

  Portfolio..........                        313,356             --                     --
Endeavor Opportunity
  Value Portfolio****





                                                 197              --                    2,802

---------------

* The information presented with respect to the Endeavor Select 50 Portfolio is for the period from February 3, 1998 (commencement of operations) to December 31, 1998.

** The information presented with respect to the Endeavor High Yield Portfolio is for the period from June 1, 1998 (commencement of operations) to December 31, 1998.

*** The information presented with respect to the Endeavor Enhanced Index Portfolio is for the period from May 2, 1997 (commencement of operations) to December 31, 1997.

**** The information presented with respect to the Endeavor Opportunity Value Portfolio is for the period from November 18, 1996 (commencement of operations) to December 31, 1996.



                                            ---------------------------

         Each Investment Advisory Agreement provides that the Adviser shall not be subject to any liability to the Fund or the Manager for any act or omission in the course of or connected with rendering services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Adviser.

                              REDEMPTION OF SHARES

         The Fund may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period
(1) when the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the Securities and Exchange Commission, (2) when an emergency exists, as defined by the Securities and Exchange Commission, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the Securities and Exchange Commission may otherwise permit.

         The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                                 NET ASSET VALUE

     The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently 4:00 p.m., New York City time), Monday through Friday, exclusive of national business holidays. The Fund will be closed on the following national business holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good

Friday,  Memorial  Day,  Independence  Day,  Labor  Day,  Thanksgiving  Day  and
Christmas Day. Portfolio securities for which the primary market is on a domestic or foreign exchange or which are traded over-the-counter and quoted on the NASDAQ System will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

         In the case of any securities which are not actively traded, reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the Trustees. Such fair value is expected to be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         If any securities held by a Portfolio are restricted as to resale, their fair value will be determined following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Notwithstanding   the  foregoing,   short-term   debt  securities  with
maturities of 60 days or less will be valued at amortized cost.

         The Endeavor Money Market Portfolio's investment policies and method of securities valuation are intended to permit the Portfolio generally to maintain a constant net asset value of $1.00 per share by computing the net asset value per share to the nearest $.01 per share. The Portfolio is permitted to use the amortized cost method of valuation for its portfolio securities pursuant to regulations of the Securities and Exchange

Commission. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. The net asset value per share would be subject to fluctuation upon any significant changes in the value of the Portfolio's securities. The value of debt securities, such as those in the Portfolio, usually reflects yields generally available on securities of similar yield, quality and duration. When such yields decline, the value of a portfolio holding such securities can be expected to decline. Although the Portfolio seeks to maintain the net asset value per share of the Portfolio at $1.00, there can be no assurance that net asset value will not vary.

         The Trustees of the Fund have undertaken to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Trustees deem appropriate, of the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one half of one percent, the Trustees are required to promptly consider what action, if any, should be initiated.

         With respect to the Portfolios other than the Endeavor Money Market Portfolio, foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

                                      TAXES

Federal Income Taxes

         Each Portfolio intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed.

         In order to so qualify, a Portfolio must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities; and (2) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year,
(a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities and other securities limited in respect of any one issuer to 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities).


         As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the distribution requirement in each taxable year.

         The Portfolios will not be subject to the 4% federal excise tax imposed on registered investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.

         The Fund intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Fund and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts and the general account of PFL Life Insurance Company which provided the initial capital for the Portfolios of the Fund. See the prospectus or other material for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.

         Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Fund. These requirements, which are in addition to the diversification requirements applicable to the Fund under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Portfolios may invest. Failure to meet the requirements of section 817(h) could result in current taxation of the owner of the Contract on the income of the Contract.

         The Fund may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Fund, for example, may be required to alter the investment objectives of a Portfolio or substitute the shares of one Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the Securities and Exchange Commission, to the extent legally required.

                   ORGANIZATION AND CAPITALIZATION OF THE FUND

         The Fund is a Massachusetts business trust organized on November 18, 1988. A copy of the Fund's Agreement and Declaration of Trust, as amended, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

         The Trustees of the Fund have authority to issue an unlimited number of shares of beneficial interest without par value of one or more series. Currently, the Trustees have established and designated twelve series. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Fund, which is separately managed and has its own investment objective and policies. The Trustees of the Fund have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Fund. The shares have no preemptive, conversion or subscription rights and are fully transferable.

         The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Portfolio are required to be segregated on the Fund's books of account and are to be charged with the expenses with respect to that Portfolio. Any general expenses of the Fund not readily attributable to a Portfolio will be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolio and the other Portfolios.

         Each share has one vote, with fractional shares voting proportionately. Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the Portfolio. The Agreement and Declaration of Trust does not require the Fund to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The Trustees of the Fund may appoint their successors until fewer than a majority of the Trustees have been elected by shareholders, at which time a meeting of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund, and holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Fund forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.


         PFL will vote shares of the Fund as described under the caption "Voting Rights" in the prospectus or other material for the Contracts which accompanies the Prospectuses.

         As of October 31, 1998, the PFL Endeavor Variable Annuity Account owned of record the following approximate percentages of the outstanding shares of each Portfolio: ____% of the Endeavor Money Market Portfolio; _____% of the Endeavor Asset Allocation Portfolio; _____% of the T. Rowe Price International Stock Portfolio; _____% of the Endeavor Value Equity Portfolio; ____% of the Dreyfus Small Cap Value Portfolio; _____% of the Dreyfus U.S. Government Securities Portfolio; _____% of the T. Rowe Price Equity Income Portfolio; _____% of the T. Rowe Price Growth Stock Portfolio; ______% of the Endeavor Opportunity Value Portfolio; _____% of the Endeavor Enhanced Index Portfolio; _____% of the Endeavor Select 50 Portfolio; and _____% of the Endeavor High Yield Portfolio. As of October 31, 1998, the PFL Endeavor Platinum Variable Annuity Account owned of record the following approximate percentages of the outstanding shares of each Portfolio: _____% of the Endeavor Money Market Portfolio; ____% of the Endeavor Asset Allocation Portfolio; _____% of the T. Rowe Price International Stock Portfolio; ______% of the Endeavor Value Equity Portfolio; _____% of the Dreyfus Small Cap Value Portfolio; ______% of the Dreyfus U.S. Government Securities Portfolio; ______% of the T. Rowe Price
Equity Income Portfolio; ______% of the T. Rowe Price Growth Stock Portfolio; ______% of the Endeavor Opportunity Value Portfolio; ______% of the Endeavor Enhanced Index Portfolio; _____% of the Endeavor Select 50 Portfolio; and ____% of the Endeavor High Yield Portfolio. As of October 31, 1998,
the AUSA Endeavor Variable Annuity Account owned of record the following approximate percentages of the outstanding shares of each Portfolio: ______% of the Endeavor Money Market Portfolio; ______% of the Endeavor Asset Allocation Portfolio; ______% of the T. Rowe Price International Stock Portfolio; ______% of the Endeavor Value Equity Portfolio; _____% of the Dreyfus Small Cap Value Portfolio; _____% of the Dreyfus U.S. Government Securities Portfolio; ____% of the T. Rowe Price Equity Income Portfolio; ______% of the T. Rowe Price Growth Stock Portfolio; _____% of the Endeavor Opportunity Value Portfolio; ______% of the Endeavor Enhanced Index Portfolio; ____% of the Endeavor Select 50 Portfolio; and ____% of the Endeavor High Yield Portfolio; ____% of the Endeavor Select 50 Portfolio; and _____% of the Endeavor High Yield Portfolio. As of October 31, 1998, the Providian Life and Health Insurance Company Separate Account V owned of record the following approximate percentages of the outstanding shares of each Portfolio: _______% of the Dreyfus Small Cap Value Portfolio; _______% of the T. Rowe Price International Stock Portfolio; and ______% of the Endeavor Enhanced Index Portfolio.


         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts and obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholders held personally liable for obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

                                  LEGAL MATTERS

         Certain legal matters are passed on for the Fund by Sullivan & Worcester LLP of Washington, D.C.


                                    CUSTODIAN

         Boston Safe Deposit and Trust Company, located at One Boston Place, Boston, Massachusetts 02108, serves as the custodian of the Fund. Under the Custody Agreement, Boston Safe holds the Portfolios' securities and keeps all necessary records and documents.

                              FINANCIAL STATEMENTS

     The financial statements of the Endeavor Money Market Portfolio, Endeavor Asset Allocation Portfolio, T. Rowe Price

International Stock Portfolio, Endeavor Value Equity Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, Endeavor Opportunity Value Portfolio , Endeavor Enhanced Index Portfolio, Endeavor Select 50 Portfolio and Endeavor High Yield Portfolio for the fiscal year ended December 31, 1998, including notes to the financial statements and supplementary information and the Independent Auditors' Report are included in the Fund's Annual Report to Shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements (including the Independent Auditors' Report) included in the Annual Report are incorporated herein by reference.

                                    APPENDIX

                               SECURITIES RATINGS

Standard & Poor's Bond Ratings

         A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories. Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings

         Bonds which are rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Commercial Paper Ratings

         "A" is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers "1+", "1", "2" and "3" to denote relative strength within its "A" classification. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated "D" is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

         "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification of Prime. Commercial paper issuers rated Prime by Moody's have the following characteristics. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.



Fitch IBCA, Inc. Commercial Paper Ratings. Fitch Investors Service L.P. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.


Duff & Phelps Inc. Commercial Paper Ratings. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

Thomson BankWatch, Inc. ("BankWatch") Commercial Paper Ratings. BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1", "TBW-2", "TBW-3", or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A", "A/B", "B", "B/C", "C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

     Various of the NRSROs utilize rankings within rating categories indicated by a + or -. The Portfolios, in accordance with industry practice, recognize such rankings within categories as graduations, viewing for example Standard & Poor's rating of A-1+ and A-1 as being in Standard & Poor's highest rating category.

                              ENDEAVOR SERIES TRUST

                                     PART C

                                Other Information

Item 24.          FINANCIAL STATEMENTS AND EXHIBITS

                           (a)      Financial Statements:

                                    Incorporated by reference in Part A:




                                             None


                                    Incorporated by reference in Part B:


                                            The  following   audited   Financial
                                            Statements  for the  Endeavor  Money
                                            Market  Portfolio,   Endeavor  Asset
                                            Allocation Portfolio, Endeavor Value
                                            Equity Portfolio,  Dreyfus Small Cap
                                            Value   Portfolio,    Dreyfus   U.S.
                                            Government Securities Portfolio,  T.
                                            Rowe   Price   International   Stock
                                            Portfolio,   T.  Rowe  Price  Equity
                                            Income  Portfolio,   T.  Rowe  Price
                                            Growth  Stock  Portfolio,   Endeavor
                                            Opportunity    Value   Portfolio   ,
                                            Endeavor  Enhanced Index  Portfolio,
                                            Endeavor  Select  50  Portfolio  and
                                            Endeavor  High Yield  Portfolio  for
                                            the period  ended  December 31, 1998
                                            are incorporated by reference:


                                            Portfolio of Investments

                       Statement of Assets and Liabilities
                       Statement of Operations
                       Statement of Changes in Net Assets
                       Notes to Financial Statements


                                    Incorporated by reference in Part C:

                        Consent of Independent Auditors.

                           (b)      Exhibits:

                                    All references are to the Registrant's
                                    registration statement on Form N-1A as filed with the SEC on March 7, 1989, File Nos. 33-27352 and 811-5780 (the "Registration Statement").

                             Exhibit No.               Description of Exhibits

                             (1)(a)                    Agreement and Declaration
                                                       of Trust is  incorporated
                                                       by      reference      to
                                                       Post-Effective  Amendment
                                                       No.     14     to     the
                                                       Registration Statement as
                                                       filed  with  the  SEC  on
                                                       April      29,       1996
                                                       ("Post-Effective
                                                       Amendment No. 14").

                             (1)(b)                    Amendment No. 1 to Agreement and
                                                       Declaration of Trust is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (1)(c)                    Amendment No. 2 to Agreement and
                                                       Declaration of Trust is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (1)(d)                    Amendment No. 3 to Agreement and
                                                       Declaration of Trust is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (1)(e)                    Amendment No. 4 to Agreement and
                                                       Declaration of Trust is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 14

                             (1)(f)                    Amendment No. 5 to Agreement and
                                                       Declaration of Trust is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (1)(g)                    Amendment No. 6 to Agreement and
                                                       Declaration of Trust is

                                                        -2-




                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (1)(h)                    Amendment No. 7 to Agreement and
                                                       Declaration of Trust is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 16 to the
                                                       Registration Statement as filed
                                                       with the SEC on February 14, 1997
                                                       ("Post-Effective Amendment No.
                                                       16").


                             (1)(i)                    Amendment No. 8 to Agreement and
                                                       Declaration of Trust is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 21 to the
                                                       Registration Statement as filed
                                                       with the SEC on December 19, 1997
                                                       ("Post-Effective Amendment
                                                       No. 21").


                             (1)(j)                    Amendment No. 9 to Agreement and
                                                       Declaration of Trust is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 22 to the
                                                       Registration Statement as filed
                                                       with the SEC on February 27, 1998
                                                       ("Post-Effective Amendment No.
                                                       22").

                             (2)                       Amended and Restated By-Laws are
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (3)                       Not Applicable.

                             (4)(a)                    Specimen  certificate for
                                                       shares   of    beneficial
                                                       interest of the  Domestic
                                                       Money  Market   Portfolio
                                                       (now  known  as  Endeavor
                                                       Money  Market  Portfolio)
                                                       is     incorporated    by
                                                       reference              to
                                                       Post-Effective  Amendment
                                                       No. 14.

                             (4)(b)                    Deleted

                             (4)(c)                    Specimen  certificate for
                                                       shares   of    beneficial
                                                       interest of the  Domestic
                                                       Managed Asset  Allocation
                                                       Portfolio  (now  known as
                                                       Endeavor Asset Allocation
                                                       Portfolio)             is
                                                       incorporated by reference
                                                       to    Post-     Effective
                                                       Amendment No. 14.

                             (4)(d)                    Deleted

                                                        -3-




                             (4)(e)                    Specimen  certificate for
                                                       shares   of    beneficial
                                                       interest  of  the  Global
                                                       Growth   Portfolio   (now
                                                       known  as T.  Rowe  Price
                                                       International       Stock
                                                       Portfolio)             is
                                                       incorporated by reference
                                                       to         Post-Effective
                                                       Amendment No. 14.

                             (4)(f)                    Specimen  certificate for
                                                       shares   of    beneficial
                                                       interest of the Quest for
                                                       Value  Equity   Portfolio
                                                       (now  known  as  Endeavor
                                                       Value  Equity  Portfolio)
                                                       is     incorporated    by
                                                       reference              to
                                                       Post-Effective  Amendment
                                                       No. 14.

                             (4)(g)                    Specimen  certificate for
                                                       shares   of    beneficial
                                                       interest of the Quest for
                                                       Value Small Cap Portfolio
                                                       (now   known  as  Dreyfus
                                                       Small      Cap      Value
                                                       Portfolio)             is
                                                       incorporated by reference
                                                       to         Post-Effective
                                                       Amendment No. 14.

                             (4)(h)                    Specimen  certificate for
                                                       shares   of    beneficial
                                                       interest   of  the   U.S.
                                                       Government     Securities
                                                       Portfolio  (now  known as
                                                       Dreyfus  U.S.  Government
                                                       Securities  Portfolio) is
                                                       incorporated by reference
                                                       to         Post-Effective
                                                       Amendment No. 14.

                             (4)(i)                    Specimen certificate for shares of
                                                       beneficial interest of the T. Rowe
                                                       Price Equity Income Portfolio is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (4)(j)                    Specimen certificate for shares of
                                                       beneficial interest of the T. Rowe
                                                       Price Growth Stock Portfolio is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (4)(k)                    Specimen  certificate for
                                                       shares   of    beneficial
                                                       interest      of      the
                                                       Opportunity         Value
                                                       Portfolio  (now  known as
                                                       Endeavor      Opportunity
                                                       Value    Portfolio)    is
                                                       incorporated by reference
                                                       to         Post-Effective
                                                       Amendment  No.  15 to the
                                                       Registration Statement as
                                                       filed  with  the  SEC  on
                                                       August      21,      1996
                                                       ("Post-Effective
                                                       Amendment No.
                                                       15").

                                                        -4-




                             (4)(l)                    Specimen  certificate for
                                                       shares   of    beneficial
                                                       interest of the  Enhanced
                                                       Index    Portfolio   (now
                                                       known     as     Endeavor
                                                       Enhanced            Index
                                                       Portfolio)is incorporated
                                                       by      reference      to
                                                       Post-Effective  Amendment
                                                       No. 15.

                             (4)(m)                    Specimen  certificate for
                                                       shares   of    beneficial
                                                       interest of the Select 50
                                                       Portfolio  (now  known as
                                                       Endeavor     Select    50
                                                       Portfolio)             is
                                                       incorporated by reference
                                                       to    Post-     Effective
                                                       Amendment  No.  18 to the
                                                       Registration Statement as
                                                       filed  with  the  SEC  on
                                                       July       18,       1997
                                                       ("Post-Effective
                                                       Amendment No.
                                                       18").


                             (4)(n)                    Specimen  certificate for
                                                       shares   of    beneficial
                                                       interest of the  Endeavor
                                                       High Yield  Portfolio  is
                                                       incorporated by reference
                                                       to         Post-Effective
                                                       Amendment No. 23 as filed
                                                       with the SEC on March 18,
                                                       1998     ("Post-Effective
                                                       Amendment No. 23").

                             (4)(o)                    Specimen certificate for shares of
                                                       beneficial interest of the
                                                       Endeavor Janus Growth Portfolio is
                                                       filed herein.


                             (5)(a)                    Management      Agreement
                                                       dated  November  23, 1992
                                                       between   Registrant  and
                                                       Endeavor       Investment
                                                       Advisers is  incorporated
                                                       by      reference      to
                                                       Post-Effective  Amendment
                                                       No. 14.


                             (5)(a)(1)                 Supplement   dated  April
                                                       19,  1993  to  Management
                                                       Agreement         between
                                                       Registrant  and  Endeavor
                                                       Investment  Advisers with
                                                       respect   to  Quest   for
                                                       Value  Equity   Portfolio
                                                       and Quest for Value Small
                                                       Cap      Portfolio     is
                                                       incorporated by reference
                                                       to    Post-     Effective
                                                       Amendment No. 14.


                             (5)(a)(2)                 Supplement dated March 25, 1994 to
                                                       Management Agreement between
                                                       Registrant and Endeavor Investment
                                                       Advisers  with respect to
U.S.
                                                       Government Securities Portfolio is

                                                        -5-




                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (5)(a)(3)                 Supplement dated December
                                                       28,  1994  to  Management
                                                       Agreement         between
                                                       Registrant  and  Endeavor
                                                       Investment  Advisers with
                                                       respect  to the  T.  Rowe
                                                       Price    Equity    Income
                                                       Portfolio   and  T.  Rowe
                                                       Price     Growth    Stock
                                                       Portfolio is incorporated
                                                       by      reference      to
                                                       Post-Effective  Amendment
                                                       No. 14.

                             (5)(a)(4)                 Supplement  to Management
                                                       Agreement         between
                                                       Registrant  and  Endeavor
                                                       Investment  Advisers with
                                                       respect  to   Opportunity
                                                       Value    Portfolio    and
                                                       Enhanced Index  Portfolio
                                                       is     incorporated    by
                                                       reference     to    Post-
                                                       Effective  Amendment  No.
                                                       16.

                             (5)(a)(5)                 Supplement  to Management
                                                       Agreement         between
                                                       Registrant  and  Endeavor
                                                       Investment  Advisers with
                                                       respect    to    Endeavor
                                                       Select    50    Portfolio
                                                       (formerly known as Select
                                                       50      Portfolio)     is
                                                       incorporated by reference
                                                       to         Post-Effective
                                                       Amendment No. 22.

                             (5)(a)(6)                 Amendment  dated  January
                                                       28,  1998  to  Management
                                                       Agreement         between
                                                       Registrant  and  Endeavor
                                                       Investment   Advisers  is
                                                       incorporated by reference
                                                       to         Post-Effective
                                                       Amendment No. 22.


                             (5)(a)(7)                 Supplement  to Management
                                                       Agreement         between
                                                       Registrant  and  Endeavor
                                                       Investment  Advisers with
                                                       respect to Endeavor  High
                                                       Yield  Portfolio is filed
                                                       herein.

                             (5)(a)(8)                 Form of Transfer and Assumption of
                                                       Management Agreement among
                                                       Endeavor Investment Advisers,
                                                       Endeavor Management Co. and the
                                                       Registrant is filed herein.

                             (5)(a)(9)                 Form of Supplement to Management
                                                       Agreement between Registrant and
                                                       Endeavor Management Co. with
                                                       respect to Endeavor Janus Growth
                                                       Portfolio is filed herein.



                                                        -6-




                             (5)(b)                    Deleted

                             (5)(c)                    Deleted

                             (5)(d)                    Deleted

                             (5)(e)                    Deleted


                             (5)(f)                    Investment       Advisory
                                                       Agreement  between  OpCap
                                                       Advisors   and   Endeavor
                                                       Investment  Advisers with
                                                       respect   to  the   Value
                                                       Equity Portfolio is filed
                                                       herein.


                             (5)(g)                    Investment Advisory Agreement
                                                       between The Boston Company Asset
                                                       Management, Inc. and Endeavor
                                                       Investment Advisers with respect
                                                       to the U.S. Government Securities
                                                       Portfolio is incorporated by
                                                       reference to Post-Effective
                                                       Amendment No. 14.

                             (5)(g)(1)                 Transfer  and  Assumption
                                                       of  Investment   Advisory
                                                       Agreement    among    The
                                                       Boston    Company   Asset
                                                       Management,   Inc.,   The
                                                       Dreyfus      Corporation,
                                                       Endeavor       Investment
                                                       Advisers  and  Registrant
                                                       with   respect   to   the
                                                       Dreyfus  U.S.  Government
                                                       Securities  Portfolio  is
                                                       incorporated by reference
                                                       to    Post-     Effective
                                                       Amendment No. 14.

                             (5)(h)                    Investment Advisory Agreement
                                                       between T. Rowe Price Associates,
                                                       Inc. and Endeavor Investment
                                                       Advisers with respect to the T.
                                                       Rowe Price Equity Income Portfolio
                                                       is incorporated by reference to
                                                       Post-Effective Amendment No. 14.

                             (5)(i)                    Investment Advisory Agreement
                                                       between T. Rowe Price Associates,
                                                       Inc. and Endeavor Investment
                                                       Advisers with respect to the T.
                                                       Rowe Price Growth Stock Portfolio
                                                       is incorporated by reference to
                                                       Post-Effective Amendment No. 14.

                             (5)(j)                    Investment Advisory Agreement
                                                       between Rowe Price-Fleming,

                                                        -7-




                                                       International, Inc. and Endeavor
                                                       Investment Advisers with respect
                                                       to the Global Growth Portfolio is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (5)(k)                    Investment       Advisory
                                                       Agreement   between   The
                                                       Dreyfus  Corporation  and
                                                       Endeavor       Investment
                                                       Advisers  with respect to
                                                       the  Dreyfus   Small  Cap
                                                       Value     Portfolio    is
                                                       incorporated by reference
                                                       to    Post-     Effective
                                                       Amendment No. 16.

                             (5)(l)                    Investment       Advisory
                                                       Agreement  between  OpCap
                                                       Advisors   and   Endeavor
                                                       Investment  Advisers with
                                                       respect       to      the
                                                       Opportunity         Value
                                                       Portfolio is incorporated
                                                       by      reference      to
                                                       Post-Effective  Amendment
                                                       No. 16.

                             (5)(m)                    Investment Advisory Agreement
                                                       between J.P. Morgan Investment
                                                       Management Inc. and Endeavor
                                                       Investment Advisers with respect
                                                       to the Enhanced Index Portfolio is
                                                       filed herein.

                             (5)(n)                    Investment       Advisory
                                                       Agreement         between
                                                       Montgomery          Asset
                                                       Management,    LLC    and
                                                       Endeavor       Investment
                                                       Advisers  with respect to
                                                       the  Select 50  Portfolio
                                                       (now  known  as  Endeavor
                                                       Select 50  Portfolio)  is
                                                       incorporated by reference
                                                       to         Post-Effective
                                                       Amendment No. 22.


                             (5)(o)                     Investment Advisory
                                                       Agreement between Morgan Stanley
                                                       Asset Management Inc. and Endeavor
                                                       Investment Advisers with respect
                                                       to Endeavor Money Market Portfolio
                                                       is

                                                       filed herein.




                             (5)(p)                    Investment Advisory Agreement
                                                       between Morgan Stanley Asset
                                                       Management Inc. and Endeavor
                                                       Investment Advisers with respect
                                                       to Endeavor Asset Allocation
                                                       Portfolio is


                                                        -8-






                                                        filed herein.




                             (5)(q)                    Investment       Advisory
                                                       Agreement         between
                                                       Massachusetts   Financial
                                                       Services    Company   and
                                                       Endeavor       Investment
                                                       Advisers  with respect to
                                                       Endeavor    High    Yield
                                                       Portfolio     is    filed
                                                       herein.

                             (5)(r)                    Form of Investment Advisory
                                                       Agreement between Janus Capital
                                                       Corporation and Endeavor
                                                       Management Co. with respect to
                                                       Endeavor Janus Growth Portfolio is
                                                       filed herein.

                             (5)(s)                    Form of Transfer and Assumption of
                                                       Investment Advisory Agreement.


                             (6)                       Participation Agreement between
                                                       Registrant, Endeavor Management
                                                       Co. and PFL Life Insurance Company
                                                       is incorporated by reference to
                                                       Post-Effective Amendment No. 14.

                             (7)                       Not Applicable.

                             (8)(a)                    Custody Agreement between
                                                       Registrant and Boston Safe Deposit
                                                       and Trust Company is incorporated
                                                       by reference to Post-Effective
                                                       Amendment No. 14.

                             (8)(b)                    Supplement   dated  April
                                                       19,   1993   to   Custody
                                                       Agreement         between
                                                       Registrant   and   Boston
                                                       Safe  Deposit  and  Trust
                                                       Company  with  respect to
                                                       the   Quest   for   Value
                                                       Equity    Portfolio   and
                                                       Quest for Value Small Cap
                                                       Portfolio is incorporated
                                                       by   reference  to  Post-
                                                       Effective  Amendment  No.
                                                       14.

                             (8)(c)                    Supplement dated December
                                                       30,   1994   to   Custody
                                                       Agreement         between
                                                       Registrant   and   Boston
                                                       Safe  Deposit  and  Trust
                                                       Company  with  respect to
                                                       the T. Rowe Price  Equity
                                                       Income  Portfolio  and T.
                                                       Rowe Price  Growth  Stock
                                                       Portfolio is incorporated
                                                       by      reference      to
                                                       Post-Effective  Amendment
                                                       No. 14.


                                                        -9-




                             (8)(d)                    Supplement   dated  March
                                                       25,   1994   to   Custody
                                                       Agreement         between
                                                       Registrant   and   Boston
                                                       Safe  Deposit  and  Trust
                                                       Company  with  respect to
                                                       the    U.S.    Government
                                                       Securities  Portfolio  is
                                                       incorporated by reference
                                                       to         Post-Effective
                                                       Amendment No. 14.

                             (8)(e)                    Supplement dated November
                                                       4,   1996   to    Custody
                                                       Agreement         between
                                                       Registrant   and   Boston
                                                       Safe  Deposit  and  Trust
                                                       Company  with  respect to
                                                       the   Opportunity   Value
                                                       Portfolio   and  Enhanced
                                                       Index     Portfolio    is
                                                       incorporated by reference
                                                       to    Post-     Effective
                                                       Amendment No. 16.


                             (8)(f)                    Supplement   to   Custody
                                                       Agreement         between
                                                       Registrant   and   Boston
                                                       Safe  Deposit  and  Trust
                                                       Company  with  respect to
                                                       the  Select 50  Portfolio
                                                       (formerly     known    as
                                                       Montgomery    Select   50
                                                       Portfolio)    is    filed
                                                       herein.




                             (8)(g)                    Supplement   to   Custody
                                                       Agreement         between
                                                       Registrant   and   Boston
                                                       Safe  Deposit  and  Trust
                                                       Company  with  respect to
                                                       Endeavor    High    Yield
                                                       Portfolio     is    filed
                                                       herein.

                             (8)(h)                    Form  of   Supplement  to
                                                       Custody Agreement between
                                                       Registrant   and   Boston
                                                       Safe  Deposit  and  Trust
                                                       Company  with  respect to
                                                       Endeavor   Janus   Growth
                                                       Portfolio     is    filed
                                                       herein.


                             (9)(a)                    Transfer Agency and Registrar
                                                       Agreement between Registrant and
                                                       The Shareholder Services Group,
                                                       Inc. (now known as First Data
                                                       Investor Services Group, Inc.) is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (9)(b)                    License Agreement between Endeavor
                                                       Management Co. and Registrant is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 14.


                                                       -10-




                             (9)(b)(1)                 Amendment to License Agreement
                                                       between Endeavor Management Co.
                                                       and Registrant is incorporated by
                                                       reference to Post-Effective
                                                       Amendment No. 14.

                             (9)(c)                    Administration Agreement between
                                                       Endeavor Management Co. and The
                                                       Boston Company Advisors, Inc. is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (9)(c)(1)                 Supplement   dated  April
                                                       19,        1993        to
                                                       Administration  Agreement
                                                       between          Endeavor
                                                       Investment  Advisers  and
                                                       The    Boston     Company
                                                       Advisors,    Inc.,   with
                                                       respect  to the Quest for
                                                       Value  Equity   Portfolio
                                                       and Quest for Value Small
                                                       Cap      Portfolio     is
                                                       incorporated by reference
                                                       to    Post-     Effective
                                                       Amendment No. 14.

                             (9)(c)(2)                 Amendment No. 2 dated April 1,
                                                       1994 to Administration Agreement
                                                       between Endeavor Investment
                                                       Advisers and The Boston Company
                                                       Advisors, Inc. is incorporated by
                                                       reference to Post-Effective
                                                       Amendment No. 22.

                             (9)(c)(3)                 Consent to Assignment of
                                                       Administration Agreement dated May
                                                       4, 1994 between Endeavor
                                                       Investment Advisers and The Boston
                                                       Company Advisors, Inc. to The
                                                       Shareholder Services Group, Inc.
                                                       (currently known as First Data
                                                       Investor Services Group, Inc.) is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 14

                             (9)(c)(4)                 Supplement dated October 24, 1994
                                                       to Administration Agreement
                                                       between Endeavor Investment
                                                       Advisers and The Shareholder
                                                       Services Group, Inc. (currently
                                                       known as First Data Investor
                                                       Services Group, Inc.) with respect
                                                       to the T. Rowe Price Equity Income
                                                       Portfolio and T. Rowe Price Growth
                                                       Stock Portfolio is incorporated by

                                                       -11-




                                                       reference to Post-Effective
                                                       Amendment No. 14.

                             (9)(c)(5)                 Supplement dated March 25, 1994 to
                                                       Administration Agreement between
                                                       Endeavor Investment Advisers and
                                                       The Boston Company Advisors, Inc.
                                                       (currently known as First Data
                                                       Investor Services Group, Inc.)
                                                       with respect to the U.S.
                                                       Government Securities Portfolio is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (9)(c)(6)                 Amendment No. 3 dated July 1, 1996
                                                       to Administration Agreement
                                                       between Endeavor Investment
                                                       Advisers and First Data Investor
                                                       Services Group, Inc. is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 16.

                             (9)(c)(7)                 Supplement dated November
                                                       4, 1996 to Administration
                                                       Agreement         between
                                                       Endeavor       Investment
                                                       Advisers  and First  Data
                                                       Investor  Services Group,
                                                       Inc.   with   respect  to
                                                       Opportunity         Value
                                                       Portfolio   and  Enhanced
                                                       Index     Portfolio    is
                                                       incorporated by reference
                                                       to    Post-     Effective
                                                       Amendment No. 22.

                             (9)(c)(8)                 Amendment No. 4 dated July 1, 1997
                                                       to Administration Agreement
                                                       between Endeavor Investment
                                                       Advisers and First Data Investor
                                                       Services Group, Inc. is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 22.

                             (9)(c)(9)                 Amended and Restated
                                                       Administration Agreement dated as
                                                       of July 1, 1997 between Endeavor
                                                       Investment Advisers and First Data
                                                       Investor Services Group, Inc. is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 22.


                             (9)(c)(10)                 Supplement dated
                                                       January 28, 1998 to Administration
                                                       Agreement between Endeavor


                                                       -12-




                                                       Investment Advisers and First Data
                                                       Investor Services Group, Inc. with
                                                       respect to Endeavor Select 50
                                                       Portfolio is incorporated by
                                                       reference to Post-Effective
                                                       Amendment No. 22.

                             (9)(c)(11)                Amendment No. 5 to Administration
                                                       Agreement dated January 28, 1998
                                                       between Endeavor Investment
                                                       Advisers and First Data Investor
                                                       Services Group, Inc. is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 22.


                             (9)(c)(12)                Amendment    No.   1   to
                                                       Amended   and    Restated
                                                       Administration  Agreement
                                                       dated  June 1,  1998 with
                                                       respect    to    Endeavor
                                                       Select 50  Portfolio  and
                                                       Endeavor    High    Yield
                                                       Portfolio     is    filed
                                                       herein.

                             (9)(c)(13)                Form of Amendment No.  2 to
                                                       Amended and Restated
                                                       Administration Agreement dated as
                                                       of  February 1,  1999 with
                                                       respect to Endeavor
                                                       Janus Growth Portfolio is filed
                                                       herein.


                             (10)                      Not Applicable.


                             (11)                      Consent of Independent Auditors

                                                       (to be
                                                       filed by amendment).


                             (12)                      Not Applicable.

                             (13)                      Subscription Agreement between
                                                       Registrant and PFL Life Insurance
                                                       Company is incorporated by
                                                       reference to Post-Effective
                                                       Amendment No. 14.

                             (14)                      Not Applicable.

                             (15)(a)                   Brokerage Enhancement Plan
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 21.


                                                       -13-





                             (15)(b)                   Distribution    Agreement
                                                       between  the   Registrant
                                                       and  Endeavor   Group  is
                                                       filed herein.


                             (16)                      Not Applicable.

                             (17)                      Not Applicable.

                             (18)                      Financial Data Schedule is
                                                       incorporated by reference to Post-
                                                       Effective Amendment No. 22.


                             (19)                      Powers  of  Attorney  are
                                                       incorporated by reference
                                                       to    Post-     Effective
                                                       Amendment  Nos.  14,  16,
                                                       18,  20  and  22  and  is
                                                       filed herein.



Item 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT

         As of the effective date of this Post-Effective Amendment, PFL Life Insurance Company's separate accounts, PFL Endeavor Variable Annuity Account, PFL Endeavor Platinum Variable Annuity Account and PFL Variable Annuity Account A, AUSA Life Insurance Company's separate account, AUSA Endeavor Variable Annuity Account, one of Providian Life and Health Insurance Company's separate accounts, Providian Life and Health Insurance Company Separate Account V, and one of First Providian Life and Health Insurance Company's separate accounts, First Providian Life and Health Insurance Company Separate Account C, held all the outstanding shares of the Registrant. PFL Life Insurance Company, a stock life insurance company organized under the laws of the State of Iowa, AUSA Life Insurance Company, a stock life insurance company organized under the laws of the State of New York, Providian Life and Health Insurance Company, a stock life insurance company organized under the laws of Missouri, and First Providian Life and Health Insurance Company, a stock life insurance company organized under the laws of New York, are each wholly-owned indirect subsidiaries of AEGON USA, Inc., an Iowa corporation. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON n.v. of The Netherlands.

Item 26.          NUMBER OF HOLDERS OF SECURITIES


         Set forth below are the number of record holders, as of October 31, 1998, of the shares of beneficial interest of the Registrant.

                                                                 Number of
                                                                 Record
                  Title of Class                                 Holders

Shares of Beneficial Interest of the

  Endeavor Money Market Portfolio.................................... 4


Shares of Beneficial Interest of the
  Endeavor Asset Allocation

  Portfolio.......................................................... 4


Shares of Beneficial Interest of the

  Endeavor Value Equity Portfolio.................................... 5


Shares of Beneficial Interest of the

  Dreyfus Small Cap Value Portfolio.................................. 7


Shares of Beneficial Interest of the
  Dreyfus U.S. Government Securities

  Portfolio.......................................................... 4


Shares of Beneficial Interest of the
  T. Rowe Price International Stock

  Portfolio.......................................................... 6


Shares of Beneficial Interest of the

  T. Rowe Price Equity Income Portfolio.............................. 5


Shares of Beneficial Interest of the

  T. Rowe Price Growth Stock Portfolio............................... 5


Shares of Beneficial Interest of the

  Endeavor Opportunity Value Portfolio............................... 4

Shares of Beneficial Interest of the
  Endeavor Enhanced Index Portfolio. . . . .  6


Shares of Beneficial Interest of the

  Endeavor Select 50 Portfolio....................................... 3


Shares of Beneficial Interest of the

  Endeavor High Yield Portfolio...................................... 4

Shares of Beneficial Interest of the
  Endeavor Janus Growth Portfolio....................................0


Item 27.  INDEMNIFICATION

         Reference is made to the following documents:

                  Agreement and Declaration of Trust, as amended, as filed as Exhibits 1(a) - 1(j) hereto;

                  Amended and Restated By-Laws as filed as Exhibit 2 hereto; and

                  Participation Agreement between Registrant, Endeavor Management Co. and PFL Life Insurance Company as filed as Exhibit 6 hereto.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


         The Registrant, its Trustees and officers, Endeavor Management Co. (the "Manager"), and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and the Manager within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might me imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.


Item 28.  (a)              Business and Other Connections of the Investment
                           Adviser


                  Investment Adviser - Endeavor
Management Co.

                  The Manager is a registered investment adviser providing investment management and administrative services to the Registrant.


                  The list required by this Item 28 of officers and directors of the Manager together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801- 34064).


Item 28.          (a)      Business and Other Connections of Investment
                           Adviser

                  Investment Adviser - Morgan Stanley Asset Management Inc.

     Morgan Stanley Asset Management Inc. ("Morgan Stanley") is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover and Co. Morgan Stanley provides a broad range of portfolio management services to customers in the United States and abroad.

                  The list required by this Item 28 of officers and directors of Morgan Stanley, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Morgan Stanley pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-15757).

Item 28           (a)      Business and Other Connections of Investment
                           --------------------------------------------
                           Adviser
                           -------

                  Investment Adviser - OpCap Advisors

                  OpCap Advisors ("OpCap") is an indirect subsidiary of PIMCO Advisors L.P., a registered investment adviser, which provides a variety of investment management services for clients. OpCap manages registered investment companies other than certain Portfolios of the Registrant.

                  The list required by this Item 28 of the officers and directors of OpCap, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules D and F of Form ADV filed by OpCap pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-27180).

Item 28           (a)      Business and Other Connections of Investment
                           --------------------------------------------
                           Adviser
                           -------

                  Investment Adviser - The Dreyfus Corporation

                  The Dreyfus Corporation ("Dreyfus") is a wholly owned subsidiary of Mellon Bank, N.A. Dreyfus is a registered investment adviser founded in 1947 providing a variety of investment management services for clients.

                  The list required by this Item 28 of the officers and directors of Dreyfus, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Dreyfus pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-8147).

Item 28           (a)      Business and Other Connections of Investment
                           --------------------------------------------
                           Adviser
                           -------

                  Investment Adviser - T. Rowe Price Associates, Inc.

     T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as investment manager to a variety of individual and institutional investors, including limited and real estate partnerships and other mutual funds.

                  The list required by this Item 28 of officers and directors of
T. Rowe Price together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by T. Rowe Price pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-856).

Item 28           (a)      Business and Other Connections of Investment
                           --------------------------------------------
                           Adviser
                           -------

                  Investment Adviser - Rowe Price-Fleming International,
                  Inc.

                  Rowe Price-Fleming International, Inc. ("Price- Fleming") is a joint venture between T. Rowe Price and Robert Fleming Holdings Limited ("Flemings"). Flemings is a diversified investment organization which participates in a global network of regional investment offices in New York, London, Zurich, Geneva, Tokyo, Hong Kong, Manila, Kuala Lumpur, Seoul, Teipi, Bombay, Jakarta, Singapore, Bankok and Johannesburg.

                  The list required by this Item 28 of officers and directors of Price-Fleming, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Price-Fleming pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-14714).

Item 28           (a)      Business and Other Connections of Investment
                           --------------------------------------------
                           Adviser
                           -------

                  Investment Adviser - J.P. Morgan Investment Management
                  Inc.

     J.P. Morgan Investment Management Inc. ("Morgan") manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies.

                  The list required by this Item 28 of officers and directors of Morgan, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Morgan pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-21011).

Item 28           (a)      Business and Other Connections of Investment
                           --------------------------------------------
                           Adviser
                           -------

                  Investment Adviser - Montgomery Asset Management, LLC

                  Montgomery Asset Management, LLC ("Montgomery") serves as investment manager to a variety of individual and institutional investors, including limited partnerships and other mutual funds.

                  The list required by this Item 28 of officers and directors of Montgomery together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Montgomery pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-36790).

Item 28           (a)      Business and Other Connections of Investment
                           --------------------------------------------
                           Adviser
                           -------

                  Investment Adviser - Massachusetts Financial Services
                  Company

                  Massachusetts Financial Services Company ("MFS") serves as investment manager to a variety of individual and institutional investors, including other mutual funds.

                  The list required by this Item 28 of officers and directors of MFS together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by MFS pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-17352).


Item 28.          (a)      Business and Other Connections of Investment
                           Adviser

                  Investment Adviser - Janus Capital Corporation

                  Janus Capital Corporation ("Janus") is a majority-owned subsidiary of Kansas City Southern Industries, Inc. Janus provides investment management and related services to mutual funds, individual, corporate, charitable and retirement accounts.

                  The list required by this Item 28 of officers and directors of Janus, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Janus pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-13991).


Item 29           Principal Underwriter

                  (a)      Inapplicable

                  (b)      Officers and Directors of Endeavor Group


                                                  Positions and                          Positions and
Name and Principal                                Offices With                           Offices with
Business Address                                  Underwriter                            Registrant

Vincent J. McGuinness                             Chairman, Chief                        Trustee
                                                  Executive Officer,
                                                  Director


                                                       -20-




                                                  Positions and                          Positions and
Name and Principal                                Offices With                           Offices with
Business Address                                  Underwriter                            Registrant


Vincent J. McGuinness,                            Chief Operating                        President,
Jr.                                               Officer, Chief
                                                  Financial Officer,
                                                  Director
                                                                                         Chief
                                                                                         Financial
                                                                                         Officer,
                                                                                         Trustee
P. Michael Pond                                   Executive Vice
                                                  President -                            Executive Vice
                                                  Administration and                     President -
                                                  Compliance, Chief                      Administration
                                                                                         and Compliance
                                                  Investment Officer


Pamela A. Shelton                                 Secretary                              Secretary


George F. Veazey, III                             President, National                      ---
                                                  Distribution

Stephen Clifford                                  Executive Vice                           ---
                                                  President, Director
                                                  of Sales - Eastern
                                                  Division

Ernst Bergman                                     Senior Vice                              ---
                                                  President, Western
                                                  Division

Gullermo Nodarse                                  Senior Vice                              ---
                                                  President, Director
                                                  - National Partner
                                                  Companies

Joel Z. Horsager                                  Vice President,                          ---
                                                  Chief Marketing
                                                  Officer


                                                       -21-




                                                  Positions and                          Positions and
Name and Principal                                Offices With                           Offices with
Business Address                                  Underwriter                            Registrant

Roseann Morrison                                  Vice President,                          ---
                                                  National Accounts
                                                  Coordinator

Kevin J. Grant                                    Vice President and                       ---
                                                  Chief Information
                                                  Officer


         The principal business address of each officer and director is 2101 East Coast Highway, Suite 300, Corona del Mar, California
92625.

                  (c)      Inapplicable

Item 30           Location of Accounts and Records
                  --------------------------------


                  The Registrant maintains the records required by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625 as well as at the offices of its investment advisers and administrator: Morgan Stanley Asset Management Inc., 1999 Avenue of the Stars, Los Angeles, California 90067; OpCap Advisors, c/o Oppenheimer Capital, One World Financial Center, New York, New York 10281; The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166; T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; Rowe Price-Fleming International, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036; Montgomery Asset Management, LLC, 101 California Street, San Francisco, California 94111; Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116; Janus Capital Corporation, 100 Fillmore Street, Denver, CO 80206; and First Data Investor Services Group, Inc. ("Investor Services Group") (formerly, The Shareholder Services Group, Inc.), a subsidiary of First Data Corporation, located at 53 State Street, One Exchange Place, Boston,
Massachusetts 02109. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of the Registrant's transfer agent and dividend disbursing agent, Investor Services Group and the Registrant's custodian, Boston Safe Deposit and Trust Company, located at One Boston Place, Boston, Massachusetts 02108.

Item 31           Management Services

                  None

Item 32           Undertakings

                  (a)      Inapplicable


                  (b)



 Inapplicable


                  (c) The Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant, ENDEAVOR SERIES TRUST, has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Corona del Mar, State of California on the 24th day of November, 1998.


                                         ENDEAVOR SERIES TRUST
                                                  Registrant


                                         By: /s/Vincent J. McGuinness, Jr.*
                                             Vincent J. McGuinness, Jr.
                                             President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                                         Title                                    Date


/s/Vincent J. McGuinness, Jr.*                    President                             November 24, 1998
------------------------------
Vincent J. McGuinness, Jr.                        (principal
                                                  executive officer),


                                                  Chief Financial

                                                  Officer (Treasurer)
                                                  (principal

                                                  financial and
                                                  accounting officer)

                                                 , Trustee

/s/Vincent J. McGuinness*                         Trustee                               November 24, 1998
Vincent J. McGuinness

/s/Timothy A. Devine*                             Trustee                               November 24, 1998
Timothy A. Devine

/s/Thomas J. Hawekotte*                           Trustee                               November 24, 1998
Thomas J. Hawekotte



                                                       -24-



Signature                                         Title                                    Date


/s/Steven L. Klosterman*                          Trustee                                November 24, 1998
Steven L. Klosterman

/s/Halbert D. Lindquist*                          Trustee                                November 24, 1998
Halbert D. Lindquist

/s/R. Daniel Olmstead*                            Trustee                                November 24, 1998
R. Daniel Olmstead

/s/Keith H. Wood*                                 Trustee                                November 24, 1998
Keith H. Wood

/s/Peter                                          Trustee                                November 24, 1998
F. Muratore*
 Peter F.
Muratore





* By: /s/Robert N. Hickey
         Robert N. Hickey
         Attorney-in-fact